 As filed with the Securities and Exchange Commission on June 17, 2019.

1933 Act File No.	333-222120
1940 Act File No.	811-23320

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
___________________________

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No. 2
Post-Effective Amendment No. [ ]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 2

 (Check appropriate box or boxes)
___________________________

Procure ETF Trust I
(Exact Name of Registrant as Specified in Charter)
___________________________

16 Firebush Road
Levittown, PA 19056
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (215) 943-1777

Robert S. Tull
Procure ETF Trust I
16 Firebush Road,
Levittown, PA 19056
(Name and Address of Agent for Service)
___________________________

With Copies to:
Peter J. Shea, Esq.
K&L Gates LLP
599 Lexington Ave
New York, NY 10022

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities being Registered: Shares of Beneficial Interest, no par value.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Subject to completion, dated June 17, 2019

LGBTQ LOYALTY 100 INDEX ETF

Shares will be listed on NYSE Arca, Inc.

Ticker: LGBT

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper free of charge. To elect to continue to receive paper copies of shareholder reports through the mail or to otherwise change your delivery method, contact your financial intermediary or follow the instructions included with this disclosure. Your election to receive shareholder reports in paper will apply to all funds that you hold through the financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured | May Lose Value | No Bank Guarantee

The LGBTQ Loyalty 100 Index ETF (the “Fund”) is an exchange-traded fund (“ETF”). This means that shares of the Fund will be listed on a national stock exchange, the NYSE Arca, Inc., and trade at market prices. The market price for the Fund’s shares may be different from their net asset value per share (“NAV”).

SUMMARY INFORMATION

LGBTQ LOYALTY 100 INDEX ETF

Investment Objective

The LGBTQ Loyalty 100 Index ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the LGBTQ Loyalty 100 Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). Most investors also will incur brokerage commissions when buying or selling Shares, which are not reflected in the table or the Example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.75%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.75%

(1)
Pursuant to a Rule 12b-1 Distribution and Service Plan (the “Plan”), the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund or will be paid by the Fund in its first year of operation, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.
(2)
“Other Expenses” are based on estimated amounts for the current fiscal year.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a return of 5% each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$77	$240

Portfolio Turnover. The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations prior to the end of its prior fiscal year, no portfolio turnover rate is provided for this Fund.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes, exclusive of collateral held from securities lending) in components of the Underlying Index. The Fund also may invest up to 20% of its assets in instruments other than the components of the Underlying Index, including shares of other investment companies, cash and cash equivalents, as well as in securities not included in the Underlying Index, but which it believes will help the Fund track the Underlying Index.

The Fund uses a passive management strategy designed to track the performance of the Underlying Index. The Fund intends to replicate the Underlying Index, meaning it intends to invest in substantially all of the Underlying Index components in approximately the same proportions as the Underlying Index. The Fund reserves the right to use a representative sampling strategy to track the performance of the Underlying Index, which involves investing in a representative sample of securities that collectively have an investment profile similar to that of the Underlying Index. The correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index is expected to be 95% or better over time. A figure of 100% would indicate perfect correlation.

The universe of securities eligible to be included in the Underlying Index are comprised of large cap companies listed in the U.S. that are the companies most recognized by the LGBTQ community as being supportive and unbiased in their treatment and recognition of LGBTQ members and their partners (“Index Universe”).

At each annual reconstitution of the Underlying Index, the securities of the Index Universe are ranked within three categories: (1) company fundamentals; (2) brand loyalty and awareness; and (3) historical returns. The combined rank of each company is created using a weighted sum of their ranks in each category, with each category contributing at least 25% to the overall ranking, and the top 100 companies with the best combined rank form the Underlying Index. The rankings for company fundamentals are based on a 50% weight to volatility and a 50% weight to beta for companies that meet certain minimum exchange-listed period, average daily trading volume and free float percentage requirements. Rankings for brand loyalty and awareness are based on the results of an annual survey of a statistically significant sample of self-identified members of the LGBTQ community regarding brand awareness, brand image and brand loyalty within the LGBTQ community. Notwithstanding, the top two companies within each FactSet Revere Business Industry Classification System (“RBICS”) sector are automatically included in the Underlying Index and the Underlying Index will not include more than 20 companies of an RBICS sector. The components of the Underlying Index are equal weighted as of each rebalance.

The Underlying Index is reconstituted annually and rebalanced quarterly. As of December 31, 2018, the Underlying Index consisted of 100 securities, which had capitalizations ranging from $[ ] to $[ ], an average market capitalization of $[ ] and a median market capitalization of $[ ]. As of that date, the Underlying Index had significant exposure to the finance sector (26.51%), technology sector (20.75%) and healthcare sector (11.50%). The components of the Underlying Index and the percentages represented by various sectors in the Underlying Index may change overtime. The Fund will concentrate its investments in a particular industry or group of industries (i.e., hold more than 25% of its assets) to approximately the same extent that the Underlying Index is concentrated.

Principal Investment Risks

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. The Fund is not a complete investment program. Therefore, investors should consider carefully the following risks before investing in the Fund.

Asset Class Risk. Securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined in the “Creations and Redemptions” section of this prospectus (this “Prospectus”)), a third-party investor, the Fund’s adviser, subadviser or an affiliate thereof, or a fund may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that these Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this Prospectus), the Fund shares may trade at a premium or discount to NAV and possibly face trading halts and/or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”), such as the Fund, that invest in non-U.S. securities or other securities or instruments that are less widely traded.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy.

Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, subadviser, distributor, index provider, index calculation agent, and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact their business operations, potentially resulting in financial losses. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, index provider, index calculation agent, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Equity Securities Risk. Common stocks are subject to changes in value, and their values may be more volatile than those of other asset classes. The Underlying Index is comprised of common stocks, which generally subject their holders to more risks than holders of preferred stock and debt securities because common stockholders’ claims are subordinated to holders of preferred stock and debt securities upon the bankruptcy of the issuer.

Finance Sector Risk. The finance sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes financial exchanges, financial data vendors, and mortgage REITs. The Fund is subject to the risk that the securities of such issuers will underperform the entire market due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the finance sector. Companies operating in the finance sector are subject to extensive government regulation, which may limit their ability to leverage their capital. Interest rates and banking fees are also regulated by federal and state authorities. Profitability is largely dependent on the availability and the cost of deposit funds and reserve requirements required by statues and can fluctuate significantly when interest rates change, or the sector faces increased competition from less regulated competitors. The finance sector is also affected by regulatory changes that require significant ongoing technology investments in legacy system to meet the regulatory reporting needs.

Healthcare Sector Risk. The healthcare sector includes health care providers and services, companies that manufacture and distribute healthcare equipment and supplies, and healthcare technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the healthcare sector. The prices of the securities of companies operating in the healthcare sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Index-Related Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. There is no guarantee that the Underlying Index will create the desired exposure. The Underlying Index may not contain an appropriate mix of securities, but the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Underlying Index.

Investment Risk. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Liquidity Risk.  The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

Management Risk. To the extent the Fund does not replicate the Underlying Index, it is subject to management risk. This is the risk that its security selection or trading process, which is subject to a number of constraints, may not produce the intended results. Alternatively, to the extent the Fund replicates the Underlying Index, it is likely to experience higher portfolio turnover and brokerage costs, which erode performance.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. For example, there is the risk that sharp price declines in securities owned by the Fund, known as flash crash risk, may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV.

New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its service providers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Passive Investment Risk. The Fund is not actively managed, and it generally does not attempt to take defensive positions under any market conditions, including declining markets.

Preference Investing Risk. Investing based on consumer preferences is subject to the risk that consumer preferences may change, potentially unexpectedly and rapidly. It can also be difficult to accurately assess or predict consumer preferences and surveys may not accurately capture them.

Premium/Discount Risk. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. A shareholder may purchase Shares at a time when the market price is at a premium to the NAV and sell Shares at a time when the market price is at a discount to the NAV.

Representative Sampling Risk. To the extent used by the Fund, a representative sampling approach will result in it holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to an issuer of securities in the Underlying Index that is not held by the Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Risk of Investing in the United States. The Fund has significant exposure to U.S. issuers. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Shares are Not Individually Redeemable.  Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only Authorized Participants (as defined below) may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

Technology Sector Risk. The technology sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. Technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. The value of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and other intellectual property rights. A technology company’s loss or impairment of these rights may adversely affect the company’s profitability.

Tracking Error Risk. Tracking error is the divergence of a fund’s performance from that of the applicable underlying index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the applicable underlying index, pricing differences (including, as applicable, differences between a security’s price at the market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. To the extent that the Fund employs a representative sampling strategy or calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices, the Fund’s ability to track the Underlying Index may be adversely affected.

Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund has not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.PALETFs.com.

Management

Investment Adviser. ProcureAM, LLC will serve as the investment adviser of the Fund and has selected Penserra Capital Management LLC (“Penserra”) as the subadviser for the Fund. Penserra will perform all the required adviser services needed by the Fund under the supervision of ProcureAM, LLC.

Portfolio Manager. Dustin Lewellyn, Ernesto Tong and Anand Desai of Penserra have been appointed as the Fund's portfolio managers. They have been portfolio managers of the Fund since its inception.

Purchase and Sale of Fund Shares

The Fund is an ETF. Individual shares of the Fund are listed on a national securities exchange. Most investors will buy and sell shares of the Fund through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund’s distributor and accepted by the Transfer Agent. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s investment adviser, subadviser, sponsor or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

OVERVIEW

LGBTQ Loyalty 100 Index ETF (the “Fund”) is a series of the Procure ETF Trust I, a Delaware statutory trust registered as an investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund will operate as an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities and other instruments intended to track an index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants (“APs”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

An index is a financial calculation, based on a grouping of financial instruments, that is not an investment product, while the Fund is an actual investment portfolio. The performance of the Fund and the LGBTQ Loyalty 100 Index (the “Underlying Index”) may vary for a number of reasons, including transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between the Fund’s portfolio and the Underlying Index resulting from the Fund’s use of representative sampling or from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Underlying Index. “Tracking error” is the divergence of the performance (return) of the Fund’s portfolio from that of the Underlying Index. It is expected that, over time, the Fund’s tracking error will not exceed 5%.

Shares of the Fund (the “Shares”), upon commencement of operations, will be listed and traded on the NYSE Arca, Inc. (the “Exchange”), where the market prices for the Shares may be different from the intra-day value of the Shares disseminated by the Exchange from its net asset value (“NAV”). Unlike conventional mutual funds, Shares are not individually redeemable directly with the Fund. Rather, each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” A Creation Unit consists of 25,000 Shares. Creation Units of the Fund are issued and redeemed in cash and/or in-kind for securities included in the Underlying Index. As a result, retail investors generally will not be able to purchase or redeem Shares directly from, or with, the Fund. Most retail investors will purchase or sell Shares in the secondary market through a broker.

In order to provide additional information regarding the value of Shares of the Fund, the Exchange, a market data vendor or other information provider, disseminates the Indicative Intra-Day Value (“IIV”) for the Fund. The Fund’s IIV is expected to be disseminated every 15 seconds during the regular trading hours of the Exchange. The IIV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IIV does not necessarily reflect the precise composition of the current portfolio holdings of the Fund as of a particular point in time, or an accurate valuation of the current portfolio. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Fund is not involved in, nor responsible for, the calculation or dissemination of the IIV and makes no representations or warranty as to its accuracy.

This Prospectus provides the information you need to make an informed decision about investing in the Fund. It contains important facts about the Trust and the Fund.

There is no assurance that the Fund will achieve its investment objective and an investment in the Fund could lose money. The Fund is not a complete investment program.

Changes in Investment Objective. The Fund’s investment objective and 80% policy are not fundamental policies and may be changed by the Fund’s Board of Trustees without shareholder approval.

DESCRIPTION OF THE PRINCIPAL STRATEGIES OF THE FUND

The Fund seeks to track the investment results (before fees and expenses) of the Underlying Index. Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes, exclusive of collateral held from securities lending) in securities included in the Underlying Index.

The Fund will generally hold all of the securities that comprise the Underlying Index in approximate proportion to their respective weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In these circumstances, the Fund may purchase a representative sample of securities in the Underlying Index. There also may be instances in which the Fund may choose to underweight or overweight a security in the Underlying Index, purchase securities not in the Underlying Index that it believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index. The Fund may also, in order to comply with the tax diversification requirements of the Internal Revenue Code of 1986, as amended (the “Code”), temporarily invest in securities not included in the Underlying Index.

Given the Fund’s investment objective of attempting to track its Underlying Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. Also, unlike many investment companies, the Fund does not attempt to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The universe of securities eligible to be included in the Underlying Index are comprised of large cap companies listed in the U.S. that are the companies most recognized by the LGBTQ community as being supportive and unbiased in their treatment and recognition of LGBTQ members and their partners (“Index Universe”). Fuzzy Logix is the index maintenance agent in implementing the Index methodology for LGBTQ Loyalty Inc during rebalancing and the Index annual reconstitution.

At each annual reconstitution of the Underlying Index, the securities of the Index Universe are ranked within three categories: (1) company fundamentals; (2) brand loyalty and awareness; and (3) historical returns during the most recent 1-year, 3-year and 5-year performance (for companies that do not have a 5-year history, the 3-year data point is substituted, and for companies that do not have the 3-year history, the 1-year data point is substituted). The combined rank of each company is created using a weighted sum of their ranks in each category, with each category contributing at least 25% to the overall ranking, and the top 100 companies with the best combined rank form the Underlying Index. The rankings for company fundamentals are based on a company’s 252-day price momentum, average daily trading volume of at least 0.2% of the issued shares for at least 10 of the 12 months and a company’s free float percentage over the past 12 months. The companies meeting those criteria are then ranked within the company fundamentals category based on a 50% weight to volatility and a 50% weight to beta. Rankings for brand loyalty and awareness are based on the results of an annual survey conducted by a recognized U.S. poll gathering organization of a statistically significant sample (around 2400) of self-identified LGBTQ community regarding brand awareness, brand image and brand loyalty within the LGBTQ community. Notwithstanding, the top two companies within each FactSet Revere Business Industry Classification System (“RBICS”) sector are automatically included in the Underlying Index and the Underlying Index will not include more than 20 companies of an RBICS sector. The components of the Underlying Index are equal weighted as of each rebalance.

The number of constituents of the Underlying Index is fixed at 100 companies. If there are any additions (e.g. fast entry) or deletions (e.g. delisting) between index reviews, deletions or additions will be made in order to keep the number constituent companies in the index at 100. In connection with the review conducted with respect to each annual reconstitution, the review will provide for a buffer zone that ensures non-constituent companies ranked below 85 will be included in the Underlying Index and existing constituent companies ranked above 115 will be removed from the Underlying Index. The top 10 non-constituent companies in rank will form a reserve list. The purpose of the reserve list is to facilitate the replacement of any outgoing constituents between regular reviews of the Underlying Index in cases where a constituent may be removed due to trading suspension or delisting.

The Underlying Index is reconstituted annually and rebalanced quarterly. As of December 31, 2018, the Underlying Index consisted of 100 securities, which had capitalizations ranging from $[ ] to $[ ], an average market capitalization of $[ ] and a median market capitalization of $[ ]. As of that date, the Underlying Index had significant exposure to the finance sector (26.51%), technology sector (20.75%) and healthcare sector (11.50%). The components of the Underlying Index and the percentages represented by various sectors in the Underlying Index may change overtime. The Fund will concentrate its investments in a particular industry or group of industries (i.e., hold more than 25% of its assets) to approximately the same extent that the Underlying Index is concentrated.

LGBTQ Loyalty Holdings Inc. (“Index Provider”) is the provider of the Underlying Index. ProcureAM, LLC (“Adviser”), the Fund’s investment advisers, licenses the Underlying Index from the Index Provider and sublicenses it to the Fund.

ADDITIONAL INVESTMENT STRATEGIES

The additional investment strategies outlined below do not represent and are distinct from the principal investment strategies of the Fund.

The Fund may invest in one or more financial instruments, including but not limited to futures contracts, swap agreements and forward contracts, reverse repurchase agreements, and options on securities, indices, and futures contracts.

The Fund may invest up to 20% of its assets in securities and other instruments including derivatives (such as forwards, futures, options and swap contracts), cash and cash equivalents, as well as in securities not included in the Underlying Index, but which the Fund believes will help it track the Underlying Index.

Each of the policies described herein, including the investment objective of the Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s’ Statement of Additional Information (“SAI”) under “Investment Restrictions.”

Securities Lending

The Fund may lend its portfolio securities in compliance with applicable law.

Borrowing Money

The Fund may borrow money from a bank as permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the U.S. Securities and Exchange Commission or other regulatory agency with authority over the Fund, but only for temporary or emergency purposes.

DESCRIPTION OF PRINCIPAL RISKS OF THE FUND

The Fund is subject to various risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.

Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to other securities or indexes that track other countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities, currencies and indexes may experience cycles of outperformance and underperformance in comparison to the general financial markets depending upon a number of factors including, among other things, inflation, interest rates, productivity, global demand for local products or resources, and regulation and governmental controls. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.

Assets Under Management (AUM) Risk. From time to time, an Authorized Participant, a third-party investor, the Fund’s adviser or subadviser or an affiliate thereof, or a fund may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting. Authorized Participant concentration risk may be heightened because ETFs, such as the Fund, that invest in non-U.S. securities or other securities or instruments that are less widely traded often involve greater settlement and operational issues and capital costs for Authorized Participants, which may limit the availability of Authorized Participants.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. The Fund may be more adversely affected by the underperformance of those securities, may experience increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those securities than a fund that does not concentrate its investments.

Cyber Security Risk. With the increased use of technologies such as the internet to conduct business, the Fund, Authorized Participants, service providers, index provider, index calculation agent and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks both directly and through their service providers. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such portfolio companies to lose value. Unlike many other types of risks faced by the Fund, these risks typically are not covered by insurance. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the systems of the Fund’s adviser, distributor and other service providers (including, but not limited to, index providers, index calculation agents, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyber attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified and that prevention and remediation efforts will not be successful. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, the index provider, index calculation agent, market makers or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result.

Derivatives Risk. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in certain types of derivatives contracts, including futures, options, and swaps. Derivatives are subject to a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. These risks include leveraging risk, liquidity risk, interest rate risk, market risk, credit/default risk, counterparty risk, and management risk.

Equity Securities Risk. The Fund invests in equity securities, which are subject to changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes. The Underlying Index is comprised of common stocks, which generally subject their holders to more risks than holders of preferred stock and debt securities because common stockholders’ claims are subordinated to holders of preferred stock and debt securities upon the bankruptcy of the issuer.

Finance Sector Risk. The finance sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes financial exchanges, financial data vendors, and mortgage REITs. The Fund is subject to the risk that the securities of such issuers will underperform the entire market due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the finance sector. Companies operating in the finance sector are subject to extensive government regulation, which may limit their ability to leverage their capital. Interest rates and banking fees are also regulated by federal and state authorities. Profitability is largely dependent on the availability and the cost of deposit funds and reserve requirements required by statues and can fluctuate significantly when interest rates change, or the sector faces increased competition from less regulated competitors. The finance sector is also affected by regulatory changes that require significant ongoing technology investments in legacy system to meet the regulatory reporting needs.

Forward and Futures Contract Risk. The primary risks associated with the use of forward and futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) the possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) the possibility that the counterparty will default in the performance of its obligations; and (d) the possibility that, if the Fund has insufficient cash, the Fund may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Healthcare Sector Risk. The healthcare sector includes health care providers and services, companies that manufacture and distribute healthcare equipment and supplies, and healthcare technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the healthcare sector. The prices of the securities of companies operating in the healthcare sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Index-Related Risk. The Fund seeks to achieve a return that corresponds generally to the price and yield performance, before fees and expenses, of the Underlying Index. There is no assurance that the Underlying Index will be determined, composed or calculated accurately. While the Fund has received a description of what the Underlying Index is designed to achieve, the Index Provider and its agents do not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of the Underlying Index or its related data, and they do not guarantee that the Underlying Index will be in line with the index methodology. The Fund’s investment adviser and subadviser also do not provide any warranty or guarantee against errors in the Underlying Index. Errors in respect of the quality, accuracy and completeness of the data used to compile the Underlying Index may occur from time to time and may not be identified and corrected for a period of time or at all. Therefore, gains, losses or costs associated with errors of the Underlying Index will generally be borne by the Fund and its shareholders. For example, during a period where the Underlying Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Underlying Index’s other constituents. Such errors may negatively or positively impact the Fund and its shareholders.

Apart from scheduled rebalances, ad hoc adjustments or rebalances to the Underlying Index may occur, in order, for example, to correct an error in the selection of index constituents. When the Underlying Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Underlying Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Unscheduled rebalances to the Underlying Index may expose the Fund to additional tracking error risk, which is the risk that the Fund’s returns may not track those of the Underlying Index. Therefore, errors and additional ad hoc rebalances may increase the costs to and the tracking error risk of the Fund.

Investment Risk. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Any issuer of these securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures, credit deterioration of the issuer or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. This is especially true given the limited number of market participants in certain markets in which the Fund may invest. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, and may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions. If a number of securities held by the Fund halt trading or become illiquid, such as due to an exchange’s limit up, limit down rules, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

Management Risk. To the extent the Fund does not replicate the Underlying Index, it is subject to management risk. This is the risk that its security selection or trading process, which is subject to a number of constraints, may not produce the intended results. Alternatively, to the extent the Fund replicates the Underlying Index, it is likely to experience higher portfolio turnover and brokerage costs, which erode performance.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Securities or other assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities.

Market Trading Risk

Absence of Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants.

Risk of Secondary Listings. The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Secondary Market Trading Risk. Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders.

Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.

Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Fund believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that the Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.

Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread”; that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The spread, which varies over time for shares of the Fund based on trading volume and market liquidity, is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, increased market volatility may cause wider spreads. There may also be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.

New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its service providers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets.

Preference Investing Risk. Investing based on consumer preferences is subject to the risk that consumer preferences may change, potentially unexpectedly and rapidly. It can also be difficult to accurately assess or predict consumer preferences and surveys may not accurately capture them.

Premium/Discount Risk. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Representative Sampling Risk. If, under certain circumstances, the Fund elects to use a representative sampling approach, this will result in its holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to an issuer of securities in the Underlying Index that is not held by the Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Risk of Investing in the United States. The Fund has significant exposure to U.S. issuers. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure.

Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units,” which are expected to be worth in excess of $.5 million each. Only Authorized Participants may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

Technology Sector Risk. The technology sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. Technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. The value of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and other intellectual property rights. A technology company’s loss or impairment of these rights may adversely affect the company’s profitability.

Tracking Error Risk. Tracking error is the divergence of a fund’s performance from that of the applicable underlying index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. To the extent that the Fund employs a representative sampling strategy or calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices, the Fund’s ability to track the Underlying Index may be adversely affected.

Valuation Risk. The sale price the Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology. Authorized Participants who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund has not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

DISCUSSION OF ADDITIONAL RISKS

The Fund may also be subject to certain other risks associated with its investments and investment strategies.

Calculation Methodology Risk. The Underlying Index’s index methodology relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. No assurance can be provided that the calculation methodology or sources of information will provide an accurate assessment of included issuers.

Costs of Buying or Selling Shares. Investors buying or selling the Shares in the Secondary Market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Shares based on trading volume and market liquidity. In addition, increased market volatility may cause increased bid/ask spreads.

Counterparty Risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. In those instances, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.

Leverage Risk. Leverage, including borrowing, may cause the Fund to be more volatile by magnifying the Fund’s gains or losses than if the Fund had not been leveraged. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tax Risk. The tax treatment of derivatives is unclear for purposes of determining the Fund’s tax status. In addition, the Fund’s transactions in derivatives may result in the Fund realizing more short-term capital gains and ordinary income that are subject to higher ordinary income tax rates than if the Fund did not engage in such transactions.

Trading Issues. Trading in Shares on the NYSE Arca may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on the NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to the NYSE Arca “circuit breaker” rules. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Please refer to the SAI for a more complete discussion of the risks of investing in the Fund.

CONTINUOUS OFFERING

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1934 (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of Secondary Market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary Secondary Market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of the Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the NYSE Arca is satisfied by the fact that such Fund’s prospectus is available at the NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

CREATION AND REDEMPTION OF CREATION UNITS

The Fund issues and redeems Shares only in bundles of a specified number of Shares. These bundles are known as “Creation Units”. For the Fund, a Creation Unit is comprised of 25,000 Shares. The number of Shares in a Creation Unit may change in the event of a share split, reverse split, or similar revaluation. The Fund may not issue fractional Creation Units. To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker, dealer, bank, or other entity that is an Authorized Participant. An Authorized Participant is either (1) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC (“Clearing Process”), or (2) a participant of DTC (a “DTC Participant”), and, in each case, must have executed an agreement with the Distributor, and accepted by the Transfer Agent, with respect to creations and redemptions of Creation Units (each a “Participation Agreement”). Because Creation Units are likely to cost over one million dollars each, it is expected that only large institutional investors will purchase and redeem Shares directly from the Fund in the form of Creation Units. In turn, it is expected that institutional investors who purchase Creation Units will break up their Creation Units and offer and sell individual Shares in the Secondary Market. Although it is anticipated that most creation and redemption transactions for the Fund will be made on an “in-kind” basis, from time to time they may be made partially or wholly in cash. In determining whether the Fund will sell or redeem Creation Units entirely on a cash or in-kind basis (whether for a given day or a given order) the key consideration will be the benefit that would accrue to the Fund and its investors. Under certain circumstances, tax considerations may warrant in-kind, rather than cash, redemptions.

Retail investors may acquire Shares in the Secondary Market (not from the Fund) through a broker or dealer. Shares are listed on the NYSE Arca and are publicly-traded. For information about acquiring Shares in the Secondary Market, please contact your broker or dealer. If you want to sell Shares in the Secondary Market, you must do so through your broker or dealer.

When you buy or sell Shares in the Secondary Market, your broker or dealer may charge you a commission, market premium or discount, or other transaction charge, and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker or dealer, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the Secondary Market. In addition, because transactions in the Secondary Market occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

The creation and redemption processes discussed above are summarized, and such summary only applies to Shareholders who purchase or redeem Creation Units (that is, they do not relate to Shareholders who purchase or sell Shares in the Secondary Market). Authorized Participants should refer to their Participant Agreements for the precise instructions that must be followed in order to create or redeem Creation Units.

BUYING AND SELLING SHARES IN THE SECONDARY MARKET

Most investors will buy and sell Shares of the Fund in Secondary Market transactions through brokers. Shares of the Fund will be listed for trading on the Secondary Market on the NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly-traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots”. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the Secondary Market on each leg of a round trip (purchase and sale) transaction.

Share prices are reported in dollars and cents per Share. For information about buying and selling Shares in the Secondary Market, please contact your broker or dealer.

Book Entry

Shares of the Fund are held in book-entry form and no stock certificates are issued. The Depository Trust Company (“DTC”), through its nominee Cede & Co., is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.

These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form for any publicly-traded company. Specifically, in the case of a Shareholder meeting of the Fund, DTC assigns applicable Cede & Co. voting rights to its participants that have Shares credited to their accounts on the record date, issues an omnibus proxy, and forwards the omnibus proxy to the Fund. The omnibus proxy transfers the voting authority from Cede & Co. to the DTC participant. This gives the DTC participant through whom you own Shares (namely, your broker, dealer, bank, trust company, or other nominee) authority to vote the Shares, and, in turn, the DTC participant is obligated to follow the voting instructions you provide.

MANAGEMENT

Adviser.  ProcureAM, LLC (“Adviser”) is the Fund’s investment adviser.  The Adviser is registered as an investment adviser with the SEC. The Adviser’s principal office is located at 16 Firebush Road, Levittown, PA 19056.

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Fund. The Adviser has arranged for custody, fund administration, transfer agency and all other non-distribution related services necessary for the Fund to operate.

As compensation for its services and its assumption of certain expenses, the Fund pays the Adviser a management fee equal to an annual rate of 0.75% of the Fund’s average daily net assets that is calculated daily and paid monthly.

The Adviser serves as adviser to the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). As of the date of this Prospectus, the Adviser has only one other account under management. Penserra Capital Management LLC, the Fund’s subadviser (“Subadviser” or “Penserra”), serves as subadviser to the Fund pursuant to a Sub-Advisory Agreement. The Adviser has ultimate responsibility, subject to oversight by the Fund’s Board of Trustees, for overseeing the Subadviser and recommending their hiring, termination and replacement. The Adviser reserves the right to directly manage the Fund in the future without obtaining shareholder approval so long as the Fund’s management fee does not increase. The basis for the Fund’s Board of Trustees’ approval of the Advisory Agreement and Sub-Advisory Agreement will be available in the Trust’s first Annual or Semi-Annual Report to shareholders.

Under the Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except brokerage and other transaction expenses including taxes; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Adviser hereunder.

The Adviser and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund also may invest. The Adviser does not use inside information in making investment decisions on behalf of the Fund.

Subadviser.  Pursuant to the Sub-Advisory Agreement, the Subadviser, a New York limited liability company with a Principal Office located at 4 Orinda Way, 100-A, Orinda, California 94563 is responsible for the day-to-day management of the Fund. The Subadviser provides investment advisory services to other exchange-traded funds. The Subadviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Underlying Index, subject to the supervision of the Adviser and the Board. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee for its services. As of [  ], 2019, the Subadviser managed approximately $[  ] billion in assets.

The Subadviser has been registered as an investment adviser since 2014.

The Subadviser is responsible for managing the investment portfolio of the Fund and will direct the purchase and sale of the Fund’s investment securities. The Subadviser utilizes a team of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective.

Portfolio Managers.  The Fund’s day-to-day activities will be managed by a team of portfolio managers at the Subadviser.

Dustin Lewellyn, Ernesto Tong, and Anand Desai are the Fund’s portfolio managers and are jointly responsible for the day-to-day management of the Fund. The portfolio managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of their portfolio management team with more limited responsibilities.

Mr. Lewellyn has been Chief Investment Officer with Penserra since 2012. He was President and Founder of Golden Gate Investment Consulting LLC from 2011 through 2015. Prior to that, Mr. Lewellyn was a managing director at Charles Schwab Investment Management, Inc. (“CSIM”), which he joined in 2009, and head of portfolio management for Schwab ETFs. Prior to joining CSIM, he worked for two years as director of ETF product management and development at a major financial institution focused on asset and wealth management. Prior to that, he was a portfolio manager for institutional clients at a financial services firm for three years. In addition, he held roles in portfolio operations and portfolio management at a large asset management firm for more than 6 years.

Mr. Tong has been a Managing Director with Penserra since 2015. Prior to that, Mr. Tong spent seven years as vice president at BlackRock, where he was a portfolio manager for a number of the iShares ETFs, and prior to that, he spent two years in the firm’s index research group.

Mr. Desai has been a Vice President with Penserra since 2015. Prior to that, Mr. Desai was a portfolio fund accountant at State Street for five years.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, see the SAI.

OTHER SERVICE PROVIDERS

LGBTQ Loyalty Holdings Inc. (“Index Provider”), located at 750 N San Vicente Blvd, Suite 800 West, Los Angeles, CA 90069, is the provider of the Underlying Index.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND HAS NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE UNDERLYING INDEX, OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

U.S. Bancorp Fund Services (“USB”), located at 615 East Michigan Street. Milwaukee, WI 53202, serves as the Fund’s Administrator, Fund Accountant, Custodian, and Transfer Agent. USB is an operating subsidiary of U.S. Bancorp.

Quasar Distributors LLC (“Quasar” or “Distributor”), a wholly owned subsidiary of U.S. Bancorp, serves as the Distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a Secondary Market in Shares. ProcureAM, LLC has entered into a Services Agreement with Quasar to distribute the Fund.

[ ] will manage the compliance programs of the Trust and the Fund. [ ] of [ ] will act as Chief Compliance Officer (the “CCO”) of the Trust and the Fund and perform the functions of the chief compliance officer as described in Rule 38a-1 under the Investment Company Act of 1940. The CCO shall have primary responsibility for administering the Trust’s compliance policies and procedures adopted pursuant to Rule 38a-1 (the “Compliance Program”) and reviewing the Compliance Program, in the manner specified in Rule 38a-1, at least annually, or as may be required by Rule 38a-1, as may be amended from time to time. The CCO reports directly to the Board of Trustees regarding the Compliance Program.

Cohen & Company Ltd., located at 1350 Euclid Ave., Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm for the Trust.

K&L Gates LLP, 599 Lexington Avenue, New York, New York 10022, serves as counsel to the Trust and the Fund.

FREQUENT TRADING

The Trust’s Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares by shareholders (“market timing”). In determining not to adopt market timing policies and procedures, the Board noted that the Fund is expected to be attractive to active institutional and retail investors interested in buying and selling Shares on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, the Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and that the vast majority of trading in the Shares occurs on the secondary market. Because secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With respect to trades directly with the Fund, to the extent effected in-kind (namely, for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs (the Fund may impose higher transaction fees to offset these increased costs), which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading on a short-term basis by Authorized Participants is critical to ensuring that the Fund’s Shares trade at or close to NAV. Given this structure, the Board determined that it is not necessary to adopt market timing policies and procedures. The Fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive or excessive trading in Creation Units.

The Board of Trustees has instructed the officers of the Trust to review reports of purchases and redemptions of Creation Units on a regular basis to determine if there is any unusual trading in the Fund. The officers of the Trust will report to the Board any such unusual trading in Creation Units that is disruptive to the Fund. In such event, the Board may reconsider its decision not to adopt market timing policies and procedures.

DISTRIBUTION AND SERVICE PLAN

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

The Adviser and its affiliates may, out of their own resources, pay amounts (“Payments”) to third parties for distribution or marketing services on behalf of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments. The Adviser may make Payments for such third parties to organize or participate in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about ETFs, including ETFs advised by the Adviser, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). The Adviser also may make Payments to third parties to help defray costs typically covered by a trading commission, such as certain printing, publishing and mailing costs or materials relating to the marketing of services related to exchange-traded products (such as commission-free trading platforms) or exchange-traded products in general (“Administrative Costs”).

DETERMINATION OF NET ASSET VALUE (NAV)

The NAV of the Shares is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of Shares outstanding. Interest and investment income on the Trust’s assets accrue daily and are included in the Fund’s total assets. Expenses and fees (including investment advisory, management, administration and distribution fees, if any) accrue daily and are included in the Fund’s total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to five decimal places. The NAV is calculated by the Administrator and Custodian and determined each Business Day as of the close of regular trading on the New York Stock Exchange (“NYSE”) (ordinarily 4:00 p.m. New York time).  “Business Day” means any day that NYSE Arca is open for trading.  NYSE Arca is scheduled to be open for trading Monday through Friday except for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

In calculating NAV, the Fund’s investments are valued using market quotations when available. Equity securities are generally valued at the closing price of the security on the security’s primary exchange. With respect to any portion of the Fund’s assets invested in one or more underlying mutual funds, the Fund’s NAV is calculated based upon the NAVs of those underlying mutual funds.

When market quotations are not readily available or are deemed unreliable or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Investments that may be valued using fair value pricing include, but are not limited to: (1) securities that are not actively traded, including “restricted” securities and securities received in private placements for which there is no public market; (2) securities of an issuer that becomes bankrupt or enters into a restructuring; and (3) securities whose trading has been halted or suspended.

The frequency with which the Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations. If the Fund invests in other open-end management investment companies registered under the 1940 Act, it may rely on the net asset values of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.

Valuing the Fund’s investments using fair value pricing results in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate NAV and the prices used to determine the Fund’s Indicative Intra-Day Value (“IIV”), which could result in the market prices for Shares deviating from NAV.

PREMIUM/DISCOUNT INFORMATION

As of the date of this Prospectus, the Fund has not commenced operations and therefore has not accumulated information to report regarding the extent and frequency with which market prices of Shares have tracked the Fund’s NAV. Information regarding the extent and frequency with which market prices of Shares have tracked the Fund’s NAV for the most recently completed calendar year and the quarters since that year will be available without charge on the Fund’s website at www.PALETFs.com.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Net Investment Income and Capital Gains

As a Shareholder, you are entitled to your share of the Fund’s distributions of net investment income and net realized capital gains on its investments. The Fund pays out substantially all of its net earnings to its Shareholders as ‘distributions’.

The Fund typically earns income dividends from stocks. These amounts, net of expenses, are typically passed along to Shareholders as dividends from net investment income. The Fund realizes capital gains or losses whenever it sells securities. Net capital gains are distributed to Shareholders as “capital gain distributions”.

Capital gains of the Fund are normally declared and paid annually. Dividends from net investment income are normally declared and paid quarterly. The amount of distributions may vary and there can be no guarantee that the Fund will pay dividends of investment income in any given quarter. Dividends also may be declared and paid more frequently to comply with the distribution requirements of the Code. In addition, the Fund may determine to distribute at least annually amounts representing the full dividend yield net of expenses on securities held by the Fund, as if the Fund owned the securities for the entire dividend period, in which case some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution that represents a return of capital. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Distributions in cash may be reinvested automatically in additional Shares of the Fund only if the broker through which you purchased Shares makes such option available.

Federal Income Taxes

The following is a summary of the material U.S. federal income tax considerations applicable to an investment in Shares of the Fund. The summary is based on the laws in effect on the date of this Prospectus and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a Shareholder holds Shares as capital assets within the meaning of the Code and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares of the Fund to Shareholders holding Shares through a partnership (or other pass-through entity) or to Shareholders subject to special tax rules. Prospective shareholders are urged to consult their own tax advisors with respect to the specific federal, state, local, and foreign tax consequences of investing in Shares based on their particular circumstances.

The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Tax Treatment of the Fund

The Fund intends to qualify and elect to be treated as a “regulated investment company” under the Code. To qualify and maintain its tax status as a regulated investment company, the Fund must annually meet certain income and asset diversification requirements and must distribute annually at least the sum of 90% of its “investment company taxable income” (which includes dividends, interest, and net short-term capital gains) and 90% of its net exempt interest income.

As a regulated investment company, the Fund generally will not have to pay corporate-level federal income taxes on any ordinary income or capital gains that it distributes to its Shareholders. If the Fund fails to qualify as a regulated investment company for any year (subject to certain curative measures allowed by the Code) the Fund will be subject to regular corporate-level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its Shareholders. In addition, distributions will be taxable to Shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

The Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if the Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include in income each year a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the “wash sale” rules, the Fund may not be able to deduct a loss on a disposition of a portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the cash assets of the Fund or by selling portfolio securities. The Fund may realize gains or losses from such sales, in which event its Shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

The Fund will be subject to a 4% excise tax on certain undistributed income if the Fund does not distribute to its Shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October 31 of such year, as well as 100% of any previously undistributed income from prior years. The Fund intends to make distributions necessary to avoid the 4% excise tax.

Tax Treatment of the Shareholders

Fund Distributions. In general, Fund distributions are subject to federal income tax when paid, regardless of whether they consist of cash or property or are re-invested in Shares. However, any Fund distribution declared in October, November, or December of any calendar year and payable to Shareholders of record on a specified date during such month will be deemed to have been received by each Shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of the Fund’s net investment income (except, as discussed below, qualifying dividend income) and net short-term capital gains are taxable as ordinary income to the extent of the Fund’s current or accumulated earnings and profits. Distributions of the Fund’s net long-term capital gains in excess of net short-term capital losses are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, regardless of a Shareholder’s holding period in the Shares. Distributions of qualifying dividend income are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, provided that the Shareholder meets certain holding period and other requirements with respect to its Shares and the Fund meets certain holding period and other requirements with respect to its dividend-paying stocks.

The Fund intends to distribute its long-term capital gains at least annually. However, by providing written notice to its Shareholders no later than 60 days after its year-end, the Fund may elect to retain some or all of its long-term capital gains and designate the retained amount as a “deemed distribution”. In that event, the Fund pays income tax on the retained long-term capital gain, and each Shareholder recognizes a proportionate share of the Fund’s undistributed long-term capital gain. In addition, each Shareholder can claim a refundable tax credit for the Shareholder’s proportionate share of the Fund’s income taxes paid on the undistributed long-term capital gain and increase the tax basis of the Shares by an amount equal to the Shareholder’s proportionate share of the Fund’s undistributed long-term capital gains, reduced by the amount of the Shareholder’s tax credit.

Long-term capital gains of non-corporate Shareholders (i.e., individuals, trusts, and estates) are taxed at a maximum rate of 20%.

In addition, high-income individuals (and certain other trusts and estates) are subject to a 3.8% Medicare contribution tax on net investment income (which generally includes all Fund distributions and gains from the sale of Shares) in addition to otherwise applicable federal income tax. Please consult your tax advisor regarding this tax.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Sales of Shares. Any capital gain or loss realized upon a sale of Shares is treated generally as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale of Shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to the Shares.

Creation Unit Issues and Redemptions. On an issue of Shares of the Fund as part of a Creation Unit where the creation is conducted in-kind, an Authorized Participant recognizes capital gain or loss equal to the difference between (1) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (2) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind, an Authorized Participant recognizes capital gain or loss equal to the difference between (1) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (2) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on creation or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares.

Back-Up Withholding. The Fund may be required to report certain information on a Shareholder to the IRS and withhold federal income tax (“backup withholding”) at a 24% rate from all taxable distributions and redemption proceeds payable to the Shareholder if the Shareholder fails to provide the Fund with a correct taxpayer identification number (in the case of a U.S. individual, a social security number) or a completed exemption certificate (e.g., an IRS Form W-8BEN or W-8BEN-E, as applicable, in the case of a foreign Shareholder) or if the IRS notifies the Fund that the Shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a Shareholder’s federal income tax liability.

Special Issues for Foreign Shareholders. If a Shareholder is not a U.S. citizen or resident or if a Shareholder is a foreign entity, the Fund’s ordinary income dividends (including distributions of amounts that would not be subject to U.S. withholding tax if paid directly to foreign Shareholders) will be subject, in general, to withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty). However, interest-related dividends and short-term capital gain dividends generally will not be subject to withholding tax; provided that the foreign Shareholder furnishes the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the Shareholder’s status as foreign and the Fund does not have actual knowledge or reason to know that the foreign Shareholder would be subject to withholding tax if the foreign Shareholder were to receive the related amounts directly rather than as dividends from the Fund. There can be no assurance that these rules, which have expired, will be extended.

The Foreign Account Tax Compliance Act (FATCA) subjects foreign Shareholders to U.S. withholding tax of 30% on all U.S. source income (including all dividends from the Fund), and, beginning in 2019, on the gross proceeds from the sale of U.S. stocks and securities (including the sale of Shares), unless they comply with certain reporting requirements. Complying with such requirements will require the Shareholder to provide and certify certain information about itself and (where applicable) its beneficial owners, and foreign financial institutions generally will be required to enter in an agreement with the U.S. Internal Revenue Service or a tax authority in the institution’s own country to provide certain information regarding such Shareholder’s account holders. Please consult your tax advisor regarding this tax.

To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through back-up withholding, a foreign Shareholder must obtain a U.S. taxpayer identification number and file a federal income tax return even if the foreign Shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a U.S. income tax return.

For a more detailed tax discussion regarding an investment in the Fund, please see the section of the SAI entitled “Taxation.”

CODES OF ETHICS

The Trust, the Adviser and Subadviser each have adopted a code of ethics under Rule 17j-1 of the 1940 Act that is designed to prevent affiliated persons of the Trust, the Adviser and Subadviser from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Fund. The codes are on file with the SEC and are available to the public.

PORTFOLIO HOLDINGS INFORMATION

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

HOUSEHOLDING

It is the policy of the Fund to mail only one copy of the prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Procure ETF Trust I, c/o ProcureAM, LLC, 16 Firebush Road, Levittown PA 19056.

Investors who hold their shares through an intermediary are subject to the intermediary policies. Contact your financial intermediary for any questions you may have.

FINANCIAL HIGHLIGHTS

The Fund has not yet commenced operations as of the date of this Prospectus; therefore, no financial information is available for the Fund.

PRIVACY POLICY

Procure ETF Trust I is committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Trust may collect non-public personal information from various sources. The Trust uses such information provided by you or your representative to process transactions, to respond to inquiries from you, to deliver reports, products, and services, and to fulfill legal and regulatory requirements.

We do not disclose any non-public personal information about our customers to anyone unless permitted by law or approved by the customer. We may share this information within the Trust’s family of companies in the course of providing services and products to best meet your investing needs. We may share information with certain third parties who are not affiliated with the Trust to perform marketing services, to process or service a transaction at your request or as permitted by law. For example, sharing information with companies that maintain or service customer accounts for the Trust is essential. We may also share information with companies that perform administrative or marketing services for the Trust, including research firms. When we enter into such a relationship, we restrict the companies’ use of our customers’ information and prohibit them from sharing it or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within the Trust, we restrict access to personal information to those employees who require access to that information in order to provide products or services to our customers, such as handling inquiries. Our employment policies restrict the use of customer information and require that it be held in strict confidence.

We will adhere to the policies and practices described in this notice for both current and former customers of the Trust.

In the event that you hold Shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

FOR MORE INFORMATION

If you would like more information about the Trust, the Fund, and the Shares, the following documents are available free upon request:

Statement of Additional Information

The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

Additional information about the Fund will be in its annual and semi-annual reports to shareholders, when available. The annual report will explain the market conditions and investment strategies affecting the Fund’s performance during the preceding fiscal year.

The SAI and Shareholder Reports, when available, will be available free of charge on the Fund’s website at www.PALETFs.com.

You can obtain a free copy of the SAI and Shareholder Reports, when available, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-866-690-3837 or by writing to:

 Procure ETF Trust I c/o ProcureAM, LLC
16 Firebush Road, Levittown PA 19056

You may review and copy information about the Fund, including the SAI and Shareholder Reports, when available, at the Public Reference Room of the SEC in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Reports and other information about the Fund are also available:

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Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov;

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For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520; or

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For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov

No person is authorized to give any information or to make any representations about the Fund and Shares not contained in this Prospectus and you should not rely on any other information. This Prospectus does not constitute an offering by the Fund in any jurisdiction where such an offering is not lawful. Read and keep the Prospectus for future reference.

The Trust may enter into contractual arrangements with various parties, including among others, the Fund's investment adviser, subadviser, distributor, custodian, and transfer agent who provide services to the Fund. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Fund that you should consider in determining whether to purchase Shares. Neither this Prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust or the Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, may be generally required to deliver a Prospectus. This is in addition to any obligation dealers have to deliver a Prospectus when acting as underwriters.

The Fund’s investment company registration number is 811-23320.

The information in this Statement of Additional Information (“SAI”) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Subject to completion, dated June 17, 2019

Procure ETF Trust I

Statement of Additional Information

LGBTQ LOYALTY 100 INDEX ETF

Shares will be listed on NYSE Arca, Inc.

Ticker: LGBT

Dated [  ], 2019

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus dated [ ], 2019 (“Prospectus”) for the LGBTQ Loyalty 100 Index ETF (the “Fund”), a series of Procure ETF Trust I (the “Trust”), as revised from time to time. The Fund’s Prospectus is incorporated by reference into this SAI.

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Financial Statements and Notes contained in the applicable Annual Report and Semi-Annual Report of the Trust for the Fund will be incorporated by reference into and deemed to be part of this SAI. A copy of the Fund’s Prospectus, Annual Report and Semi-Annual Report may be obtained without charge by writing to the Trust’s distributor, Quasar Distributors, LLC (the “Distributor”), at [ ], calling 1-800-[ ] (1-800-[ ]) or visiting www.PALETFs.com.

General Description of the Trust and the Fund

The Trust was organized as a Delaware statutory trust in August 2017 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”). This SAI relates to the LGBTQ Loyalty Preference 100 Index ETF (the “Fund”), a non-diversified series of the Trust. The shares of the Fund are referred to herein as “Shares.”

ProcureAM, LLC (the “Adviser”) is the investment adviser for the Fund and Penserra Capital Management LLC (the “Subadviser” or “Penserra”) serves as the investment subadviser for the Fund. The Fund seeks to track the investment results (before fees and expenses) of the LGBTQ Loyalty 100 Index (the “Underlying Index”)

The Shares of the Fund will trade on NYSE Arca, Inc. (the “Exchange”). Shares will trade on the Exchange at market prices that may be below, at, or above the net asset value (“NAV”) of the Shares.

The Fund offers and issues Shares at NAV only in aggregations of a specified number of Shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of “in-kind” securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Cash Component”). Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for Deposit Securities and a Cash Component. Creation Units are aggregations of 25,000 Shares. The Fund may adjust the number of Shares in a Creation Unit.

The Fund presently creates and redeems Shares “in-kind.” The Trust reserves the right to offer a “cash” option for creations and redemptions of Shares. When cash purchases of Creation Unit Aggregations of Shares are available or specified for the Fund, such purchases shall be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the Authorized Participant (as defined below) must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities, the Authorized Participant must pay additional Transaction Fees required by the Fund, as applicable. Shares may be issued in advance of the receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (“SEC”) applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

There can be no assurance that the requirements of the Exchange necessary for the Fund to maintain the listing of its Shares will continue to be met. The Exchange will consider the suspension of trading and de-listing of the Shares of the Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund; (ii) the value of the Underlying Index is no longer calculated or available; (iii) the Fund’s

Underlying Index no longer meets various liquidity and other metrics required by the Exchange’s continued listing standards; or (iv) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further trading on the Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.

The Fund’s continued listing on the Exchange or another stock exchange or market system is a condition of the exemptive relief the Fund obtained from the SEC to operate as an exchange-traded fund (“ETF”). The Fund’s failure to be so listed would result in the liquidation and closure of the Fund.

As in the case of other publicly listed securities, when Shares of the Fund are bought and sold through a broker, an investor may incur a brokerage commission determined by that broker, as well as other charges and a bid-ask spread.

The Trust reserves the right to adjust the number of outstanding shares in order to impact the market price rang of the Shares to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund or an investor’s equity interest in the Fund.

Investment Strategies and Risks

A discussion of the risks associated with an investment in the Fund is contained in the Fund’s Prospectus under the headings “Principal Investment Risks,” “Description of Principal Risks of the Fund” and “Discussion of Additional Risks.” The discussion below supplements, and should be read in conjunction with, such sections of the Fund’s Prospectus.

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of preferred or common stocks in general, and other factors that affect the market.

General

The Fund seeks to achieve its objective by investing primarily in securities issued by issuers that comprise its relevant Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. The Fund operates as an index fund and is not actively managed. Adverse performance of a security in the Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio.

The Fund intends to fully replicate the Underlying Index. At times, the Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

Future Developments. The Board of Trustees of the Trust (the “Board”) may, in the future, authorize the Fund to invest in securities contracts and investments, other than those listed in this SAI and in the applicable Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any of its investment restrictions or policies.

Borrowing. The Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions, and not for the purpose of leveraging its investments, in amounts not to exceed at any time 33 1/3% of the value of its total assets at the time of such borrowings, as allowed under the 1940 Act. Under normal market conditions, any borrowing by the Fund will not exceed 10% of the Fund’s net assets; however, the Fund generally does not intend to borrow money.

The purchase of securities while borrowings are outstanding may have the effect of leveraging the Fund. The incurrence of leverage increases the Fund’s exposure to risk, and borrowed funds are subject to interest costs that will reduce net income. Purchasing securities while borrowings are outstanding creates special risks, such as the potential for greater volatility in the net asset value of Fund shares and in the yield on the Fund’s portfolio. In addition, the interest expenses from borrowings may exceed the income generated by the Fund’s portfolio and, therefore, the amount available (if any) for distribution to shareholders as dividends may be reduced. The Adviser may determine to maintain outstanding borrowings if it expects that the benefits to the Fund’s shareholders will outweigh the current reduced return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Certain types of borrowings by the Fund must be made from a bank or may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the management of the Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

Cash Transactions Risk. The Fund currently intends to effect creation and redemptions “in-kind,” although the Trust reserves the right to require creations and redemption be effected in whole or in part for cash. To the extent creations and redemptions are effected in cash, the Fund may be less tax-efficient than an investment in an ETF that does not elect to effect all creations and redemptions principally for cash.  ETFs generally are able to make in-kind redemptions and generally are not taxed on any gains on holdings that are distributed as part of an in-kind redemption.

Currency Transactions. A foreign currency forward contract is an over-the-counter (“OTC”) obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days greater than two days from the date on which the contract is agreed upon by the parties, at a price set at the time of the contract. A non-deliverable currency forward is an OTC currency forward settled in a specified currency, on a specified date, based on the difference between the agreed-upon exchange rate and the market exchange rate. A currency futures contract is a contract that trades on an organized futures exchange involving an obligation to deliver or acquire a specified amount of a specific currency, at a specified price and at a specified future time. Currency futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. To the extent required by law, liquid assets committed to futures contracts will be maintained. The Fund may enter into non-U.S. currency forwards, non-deliverable currency forwards and non-U.S. currency futures transactions to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.
Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected may be highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in non-U.S. currency. If the Fund utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of the Fund’s return with the performance of its Underlying Index and may lower the Fund’s return. The Fund could experience losses if the value of its currency forwards, options or futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market or otherwise. In addition, the Fund could incur transaction costs, including trading commissions, in connection with certain non-U.S. currency transactions.

Custody Risk. Custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. In general, the less developed a country’s securities market is, the greater the likelihood of custody problems. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because of the use of brokers and counterparties that are often less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence or undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being lost. In addition, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. The Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation.

Cyber Security Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches suffered by the Adviser, Subadviser, distributor, and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents, and administrators), market makers, Authorized Participants and the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of the shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. Every business continuity plan is subject to inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. The Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests, market makers, or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result of any cyber incidents impacting such parties.

Derivatives. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset, such as a security, a currency or an index (a measure of value or rates, such as the S&P 500® or the prime lending rate). The Fund may invest in stock index futures contracts, securities options, contracts for difference (CFDs) and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. Derivatives generally involve the incurrence of leverage. To address such leverage and to prevent the Fund from being deemed to have issued senior securities as a result of an investment in derivatives, such Fund will segregate liquid assets equal to its obligations under the derivatives throughout the life of the investment.

When a derivative is used as a hedge against a position that the Fund holds or is committed to purchase, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains, and in some cases, hedging can cause losses that are not offset by gains, and the Fund will recognize losses on both the investment and the hedge. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions, which entail additional transaction costs, will be effective.

Diversification Status

The Fund is considered a non-diversified investment company.

A fund classified as “diversified” under the 1940 Act may not purchase securities of an issuer (other than (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the fund’s total assets would be invested in securities of that issuer or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the fund can invest more than 5% of its assets in one issuer. Under the 1940 Act, a fund cannot change its classification from diversified to non-diversified without shareholder approval.

A “non-diversified” fund is a fund that is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may constitute a significant percentage of the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect a fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

The Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Internal Revenue Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.

Dividend Risk. There is no guarantee that issuers of the stocks held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

Equity Securities. Common stocks, preferred stocks, convertible securities, rights, warrants and American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”) are examples of equity securities in which the Fund may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends. There is also the risk that sharp price declines in securities owned by the Fund, known as flash crash risk, may trigger trading halts, which may result in the Fund’s Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

Common Stocks. A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock has a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. Also, non U.S. preferred stock may have different rights or privileges than those commonly associated with U.S. preferred stock. In addition to the risks listed above, investors in non U.S. preferred stock may experience difficulty or uncertainty in determining and enforcing their rights related to preferred stock.

Convertible Securities. The Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes, and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other debt securities, the price of a convertible security generally varies inversely with interest rates. While providing a debt stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Fund may have to pay more for a convertible security than the value of the underlying common stock.

Rights and Warrants. The Fund may invest in rights and warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock and it is issued at a predetermined price in proportion to the number of shares already owned. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

An investment in rights and warrants may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Tracking Stocks. The Fund may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

Equity Options. The Fund may write call options on stocks and stock indices if the calls are “covered” throughout the life of the option. A call is “covered” if the Fund owns the optioned securities. See below for additional ways a call can be covered. When the Fund writes a call, it receives a premium and give the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

The Fund may purchase a call on securities to effect a “closing purchase transaction,” which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Fund on which it wishes to terminate its obligation. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Fund expires (or until the call is exercised and the Fund delivers the underlying security).

The Fund may also write and purchase put options (“puts”). When the Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period. When the Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date.

Purchasing Put and Call Options. When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities (“protective puts”) or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

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Allowing it to expire and losing its entire premium;

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Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

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Closing it out in the secondary market at its current price.

Selling (Writing) Put and Call Options. When the Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

The Fund may try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If a security’s price rises, the Fund would expect the put option to expire and the premium it received to offset the increase in the security’s value. If a security’s price remains the same over time, the Fund would hope to profit by closing out the put option at a lower price. If a security’s price falls, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market prices of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option expire and the premium it received to offset the decline of the security’s value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Fund is permitted only to write covered options. The Fund can cover a call option by owning:

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The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

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A call option on the same security or index with the same or lesser exercise price;

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A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

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Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency, or futures contract; or

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In the case of an index, securities whose price movements correlate to the movements of the index.

The Fund can cover a put option by:

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Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

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Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

●
Maintaining the entire exercise price in liquid securities.

Options on Securities Indices. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market, rather than price fluctuations in a single security.

Options on Futures. An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reason it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its assets.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

Combined Positions. The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Caps and Floors. The Fund may enter cap and floor agreements. Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Risks of Derivatives. While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund’s gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

Derivative Management Risk. The Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on the expectation that the price of the underlying security would fall, but the price was to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price.

Foreign Investments and Foreign Currencies

The Fund may invest in securities of non-U.S. issuers (“foreign securities”) and may take active positions in foreign currencies. The Fund reserves the right to invest without limitation in Depositary Receipts (“DRs”), U.S. dollar-denominated securities, foreign securities, securities of companies incorporated outside the U.S., and Financial Instruments that provide exposure to foreign currencies.

Depositary Receipts. DRs include ADRs, European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other forms of DRs. DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a non-U.S. company.

ADRs. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored DRs generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Individual economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification, and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods, or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers than is available in the United States.

Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency, or the Fund’s investments that provide exposure to the non-U.S. currency.  Such changes will affect the Fund to the extent that the Fund is directly or indirectly exposed to foreign securities denominated in foreign currencies.

Taxes. The interest and dividends payable to the Fund may be subject to foreign taxes or withholding, thus reducing the net amount of income available for distribution to shareholders. The Fund may not be eligible to pass through to its shareholders any tax credits or deductions with respect to such foreign taxes or withholding.

Emerging Markets. The Fund may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, economic, and political stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment. Additional risks of emerging markets securities may include: more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Risk of Investing in Asia. Investments insecurities of issuers in certain Asian countries involve risks not typically associated with investments in securities of issuers in other regions. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, piracy of intellectual property, data and other security breaches (especially of data stored electronically), political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict and social instability as a result of religious, ethnic and/or socio-economic unrest. Certain Asian economies have experienced rapid rates of economic growth and industrialization in recent years, and there is no assurance that these rates of economic growth and industrialization will be maintained.

Certain Asian countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war; in the recent past, these tensions have escalated. Any outbreak of hostilities between the two countries could have a severe adverse effect on the South Korean economy and securities market. Political, religious, and border disputes persist in India. India has recently experienced and may continue to experience civil unrest and hostilities with certain of its neighboring countries. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.

Certain governments in this region administer prices on several basic goods, including fuel and electricity, within their respective countries. Certain governments may exercise substantial influence over many aspects of the private sector in their respective countries and may own or control many companies. Future government actions could have a significant effect on the economic conditions in this region, which in turn could have a negative impact on private sector companies. There is also the possibility of diplomatic developments adversely affecting investments in the region.

Corruption and the perceived lack of a rule of law in dealings with international companies in certain Asian countries may discourage foreign investment and could negatively impact the long-term growth of certain economies in this region. In addition, certain countries in the region are experiencing high unemployment and corruption, and have fragile banking sectors.

Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Adverse economic conditions or developments in neighboring countries may increase investors’ perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region.

Risk of Investing in Australasia. The economies of Australasia, which include Australia and New Zealand, are dependent on exports from the agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets. Australasian economies are also increasingly dependent on their growing service industries. Australia and New Zealand are located in a part of the world that has historically been prone to natural disasters, such as drought and flooding. Any such event in the future could have a significant adverse impact on the economies of Australia and New Zealand and affect the value of securities held by the Fund. The economies of Australia and New Zealand are dependent on trading with certain key trading partners, including Asia, Europe and the United States. The Australia–U.S. Free Trade Agreement has significantly expanded the trading relationship between the United States and Australia. Economic events in the United States, Asia, or in other key trading countries can have a significant economic effect on the Australian economy. The economies of Australia and New Zealand are heavily dependent on the mining sector. Passage of new regulations limiting foreign ownership of companies in the mining sector or imposition of new taxes on profits of mining companies may dissuade foreign investment, and as a result, have a negative impact on companies to which the Fund has exposure.

Risk of Investing in Brazil. Investing in Brazil involves certain considerations not typically associated with investing in the United States. Additional considerations include: (i) investment and repatriation controls, which could affect the Fund’s ability to operate, and to qualify for the favorable tax treatment afforded to RICs for U.S. federal income tax purposes; (ii) fluctuations in the rate of exchange between the Brazilian Real and the U.S. Dollar; (iii) the generally greater price volatility and lesser liquidity that characterize Brazilian securities markets, as compared with U.S. markets; (iv) the effect that balance of trade could have on Brazilian economic stability and the Brazilian government's economic policy; (v) potentially high rates of inflation, a rising unemployment rate, and a high level of debt, each of which may hinder economic growth; (vi) governmental involvement in and influence on the private sector; (vii) Brazilian accounting, auditing and financial standards and requirements, which differ from those in the United States; (viii) political and other considerations, including changes in applicable Brazilian tax laws; and (ix) restrictions on investments by foreigners. In addition, commodities, such as oil, gas and minerals, represent a significant percentage of Brazil’s exports and, therefore, its economy is particularly sensitive to fluctuations in commodity prices. Additionally, an investment in Brazil is subject to certain risks stemming from political and economic corruption. For example, the Brazilian Federal Police conducted a criminal investigation into corruption allegations, known as Operation Car Wash, which led to charges against high level politicians and corporate executives and resulted in substantial fines for some of Brazil’s largest companies. This has had a widespread political and economic impact and may continue to affect negatively the country and the reputation of Brazilian companies connected with the investigation, and therefore, the trading price of securities issued by those companies. While the economy of Brazil has enjoyed substantial economic growth in recent years, there can be no guarantee that this growth will continue.

Risk of Investing in Canada. The United States is Canada’s largest trading and investment partner, and the Canadian economy is significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement in 1994 among Canada, the United States and Mexico, total two-way merchandise trade between the United States and Canada has more than doubled. Any downturn in U.S. or Mexican economic activity or adverse change to that Agreement is likely to have an adverse impact on the Canadian economy. The Canadian economy is also dependent upon external trade with other key trading partners, specifically China and the United Kingdom. As a result, Canada is dependent on the economies of these other countries. In addition, Canada is a large supplier of natural resources (e.g., oil, natural gas and agricultural products). As a result, the Canadian economy is sensitive to fluctuations in certain commodity prices.

Risk of Investing in Central and South America. The economies of certain Central and South American countries have experienced high interest rates, economic volatility, inflation, currency devaluations, government defaults, high unemployment rates and political instability which can adversely affect issuers in these countries. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of exports for the regions and many economies in these regions are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of these regions.

The governments of certain countries in Central and South America may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in such countries, which could have a negative impact on the securities in which the Fund invests. Diplomatic developments may also adversely affect investments in certain countries in Central and South America. Some countries in Central and South America may be affected by public corruption and crime, including organized crime.

Certain countries in Central and South America may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. In addition, certain issuers located in countries in Central and South America in which the Fund invests may have dealings with countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. An issuer may sustain damage to its reputation if it is identified as an issuer that has dealings with such countries. The Fund may be adversely affected if it invests in such issuers.

Risk of Investing in China. Investments in securities of companies domiciled in China involve a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets. Such heightened risks include, among others, an authoritarian government, popular unrest associated with demands for improved political, economic and social conditions, the impact of regional conflict on the economy and hostile relations with neighboring countries.

Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. The Chinese economy is vulnerable to the long-running disagreements with Hong Kong related to integration and religious and nationalist disputes with Tibet and the Xinjiang region. China has a complex territorial dispute regarding the sovereignty of Taiwan that has included threats of invasion; Taiwan-based companies and individuals are significant investors in China. Military conflict between China and Taiwan may adversely affect securities of Chinese issuers. In addition, China has strained international relations with Japan, India, Russia and other neighbors due to territorial disputes, historical animosities and other defense concerns. China could be affected by military events on the Korean peninsula or internal instability within North Korea. These situations may cause uncertainty in the Chinese market and may adversely affect performance of the Chinese economy.

The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. However, there can be no assurance that these reforms will continue or that they will be effective. Despite reforms and privatizations of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. The Chinese government continues to maintain a major role in economic policy making and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the United States. Accordingly, issuers of securities in China are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, stockholder proxy requirements and the requirements mandating timely and accurate disclosure of information. Stock markets in China are in the process of change and further development. This may lead to trading volatility, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulation. The Fund may invest in H-Shares (securities of companies incorporated in the People’s Republic of China (“PRC”) that are denominated in Hong Kong dollars and listed on the Hong Kong Exchange). The Fund may also invest in certain Hong Kong listed securities known as Red-Chips (securities issued by companies incorporated in certain foreign jurisdictions, which are controlled, directly or indirectly, by entities owned by the national government or local governments in the PRC and derive substantial revenues or allocate substantial assets in the PRC) and P-Chips (securities issued by companies incorporated in certain foreign jurisdictions, which are controlled, directly or indirectly, by individuals in the PRC and derive substantial revenues or allocate substantial assets in the PRC). P-Chips or Red-Chips of issuers that also issue A-Shares (securities of companies that are listed on the Shanghai or Shenzhen stock exchanges that are mostly limited to domestic investors and denominated in renminbi) may trade at significant discounts to their A-Shares counterparts. The issuance of H-Shares by Chinese companies and the ability to obtain a “back-door listing” through Red-Chips or P-Chips is still regarded by the Chinese authorities as an experiment in economic reform. “Back-door listing” is a means by which a mainland Chinese company issues Red-Chips or P-Chips to obtain quick access to international listing and international capital. All of these share mechanisms are relatively untested and subject to political and economic policy in China. Chinese securities have recently experienced substantial volatility, which is expected to continue in the future.

While the Chinese economy has grown rapidly in recent years, there is no assurance that this growth rate will be maintained. China may experience substantial rates of inflation or economic recessions, causing a negative effect on the economy and securities market. China’s economy is heavily dependent on export growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the securities of Chinese issuers.

The tax laws and regulations in the PRC are subject to change, including the issuance of authoritative guidance or enforcement, possibly with retroactive effect. The interpretation, applicability and enforcement of such laws by PRC tax authorities are not as consistent and transparent as those of more developed nations, and may vary over time and from region to region. The application and enforcement of PRC tax rules could have a significant adverse effect on the Fund and its investors, particularly in relation to capital gains withholding tax imposed upon non-residents.

Risk of Investing in Developed Countries. Many countries with developed markets have recently experienced significant economic pressures. These countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. For example, companies in the financial services sector are subject to governmental regulation and, recently, government intervention, which may adversely affect the scope of their activities, the prices they can charge and amount of capital they must maintain. Recent dislocations in the financial sector and perceived or actual governmental influence over certain financial companies may lead to credit rating downgrades and, as a result, impact, among other things, revenue growth for such companies. If financial companies experience a prolonged decline in revenue growth, certain developed countries that rely heavily on financial companies as an economic driver may experience a correlative slowdown. Recently, new concerns have emerged with respect to the economic health of certain developed countries. These concerns primarily stem from heavy indebtedness of many developed countries and their perceived inability to continue to service high debt loads without simultaneously implementing stringent austerity measures. Such concerns have led to tremendous downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service such debt. Spending on health care and retirement pensions in most developed countries has risen dramatically over the last few years. Medical innovation, extended life expectancy and higher public expectations are likely to continue the increase in health care and pension costs. Any increase in health care and pension costs will likely have a negative impact on the economic growth of many developed countries. Certain developed countries rely on imports of certain key items, such as crude oil, natural gas, and other commodities. As a result, an increase in demand for, or price fluctuations of, certain commodities may negatively affect developed country economies. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries. In addition, heavy regulation of, among others, labor and product markets may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Such risks, among others, may adversely affect the value of the Fund’s investments.

Risk of Investing in Emerging Markets. Investments in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) custodians, clearinghouses, foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities; and (xi) lack of financial reporting on a regular basis, substandard disclosure and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

Emerging market securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. In addition, brokerage and other costs associated with transactions in emerging market securities can be higher, sometimes significantly, than similar costs incurred in securities markets in developed countries. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging market countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging market countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging market country securities may also affect the Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees. These restrictions may limit the Fund’s investment in certain emerging market countries and may increase the expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.

Many emerging market countries lack the social, political, and economic stability characteristic of the United States. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

The Fund’s income and, in some cases, capital gains from foreign securities will be subject to applicable taxation in certain of the emerging market countries in which it invests, and treaties between the United States and such countries may not be available in some cases to reduce the otherwise applicable tax rates.

Emerging markets also have different clearance and settlement procedures, and in certain of these emerging markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.

In the past, certain governments in emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs, which in the past have caused huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for, among other things, social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in those countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

Risk of Investing in Europe. Investing in European countries may expose the Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the Economic and Monetary Union of the European Union (the “EU”), which requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Changes in imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. Although certain European countries do not use the euro, many of these countries are obliged to meet the criteria for joining the euro zone. Consequently, these countries must comply with many of the restrictions noted above.

A number of countries in the EU have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund’s investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries. If the euro is dissolved entirely, the legal and contractual consequences for holders of euro-denominated obligations and derivative contracts would be determined by laws in effect at such time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective(s) and permitted under applicable law. These potential developments, or market perceptions concerning these and related issues, could adversely affect the value of the Shares.

Certain countries in the EU have had to accept assistance from supra-governmental agencies such as the International Monetary Fund, the European Stability Mechanism (the ESM) or other supra-governmental agencies. The European Central Bank has also been intervening to purchase Eurozone debt in an attempt to stabilize markets and reduce borrowing costs. There can be no assurance that these agencies will continue to intervene or provide further assistance and markets may react adversely to any expected reduction in the financial support provided by these agencies. Responses to the financial problems by European governments, central banks and others including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences.

In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, could be significant and far-reaching. In June 2016, the United Kingdom (U.K.) approved a referendum to leave the EU, commonly referred to as “Brexit,” which sparked depreciation in the value of the British pound, short-term declines in global stock markets and heightened risk of continued worldwide economic volatility. As a result of Brexit, there is considerable uncertainty as to the arrangements that will apply to the U.K.’s relationship with the EU and other countries leading up to, and following, its withdrawal. This long-term uncertainty may affect other countries in the EU and elsewhere. Further, the U.K.'s departure from the EU may cause volatility within the EU, triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU. In addition, Brexit can create actual or perceived additional economic stresses for the U.K., including potential for decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty and possible declines in business and consumer spending as well as foreign direct investment.

Risk of Investing in Japan. Japan may be subject to political, economic, nuclear, labor and other risks. Any of these risks, individually or in the aggregate, can impact an investment made in Japan.

Economic Risk. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.

Political Risk. Historically, Japan has had unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect the Fund’s investments. In addition, China has become an important trading partner with Japan. Japan’s political relationship with China, however, has been strained. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole.

Large Government Debt Risk. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy.

Currency Risk. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors.

Nuclear Energy Risk. The nuclear power plant catastrophe in Japan in March 2011 may have long-term effects on the Japanese economy and its nuclear energy industry, the extent of which are currently unknown.

Labor Risk. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.

Geographic Risk. Natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy, and, in turn, could negatively affect the Fund.

Risk of Investing in the Middle East. Many Middle Eastern countries have little or no democratic tradition, and the political and legal systems in such countries may have an adverse impact on the Fund. Many economies in the Middle East are highly reliant on income from the sale of oil or trade with countries involved in the sale of oil, and their economies are therefore vulnerable to changes in the market for oil and foreign currency values. As global demand for oil fluctuates, many Middle Eastern economies may be significantly impacted.

In addition, many Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, a Middle Eastern country’s government may own or control many companies, including some of the largest companies in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and the Fund, as well as the value of securities in the Fund’s portfolio.

Certain Middle Eastern markets are in the earliest stages of development. As a result, there may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in Middle Eastern countries typically are fewer in number and less capitalized than brokers in the United States.

The legal systems in certain Middle Eastern countries also may have an adverse impact on the Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder’s investment. However, the notion of limited liability is less clear in certain Middle Eastern countries. The Fund therefore may be liable in certain Middle Eastern countries for the acts of a corporation in which it invests for an amount greater than its actual investment in that corporation. Similarly, the rights of investors in Middle Eastern issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain or enforce a legal judgment in a Middle Eastern country. Some Middle Eastern countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. Certain Middle Eastern countries may also limit investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals of the relevant Middle Eastern country.

The manner in which foreign investors may invest in companies in certain Middle Eastern countries, as well as limitations on those investments, may have an adverse impact on the operations of the Fund. For example, in certain of these countries, the Fund may be required to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of the Fund. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has already been filled and, consequently, the Fund may not be able to invest in the relevant company.

Substantial limitations may exist in certain Middle Eastern countries with respect to the Fund’s ability to repatriate investment income or capital gains. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment.

Certain Middle Eastern countries may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely impacted by economic conditions in the countries with which they trade. In addition, certain issuers located in Middle Eastern countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations, and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.

Certain Middle Eastern countries have strained relations with other Middle Eastern countries due to territorial disputes, historical animosities, defense concerns or other reasons, which may adversely affect the economies of these Middle Eastern countries. Certain Middle Eastern countries experience significant unemployment, as well as widespread underemployment. There has also been a recent increase in recruitment efforts and an aggressive push for territorial control by terrorist groups in the region, which has led to an outbreak of warfare and hostilities. Warfare in Syria has spread to surrounding areas, including many portions of Iraq and Turkey. Such hostilities may continue into the future or may escalate at any time due to ethnic, racial, political, religious or ideological tensions between groups in the region or foreign intervention or lack of intervention, among other factors.

Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which the Fund invests.

The United States is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the United States and Mexico, total merchandise trade among the three countries has increased. However, political developments in the United States, including possible termination of NAFTA, may have implications for the trade arrangements among the United States, Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in one country may have a significant effect on North American markets generally, as well as on the value of certain securities held by the Fund.

Risk of Investing in the United Kingdom. Investment in United Kingdom issuers may subject the Fund to regulatory, political, currency, security, and economic risks specific to the United Kingdom. The United Kingdom economy relies heavily on the export of financial services to the United States and other European countries. A prolonged slowdown in the financial services sector may have a negative impact on the United Kingdom’s economy. In the past, the United Kingdom has been a target of terrorism. Acts of terrorism in the United Kingdom or against United Kingdom interests abroad may cause uncertainty in the United Kingdom financial markets and adversely affect the performance of the issuers to which the Fund has exposure. In a referendum held on June 23, 2016, the United Kingdom resolved to leave the European Union. The referendum may introduce significant uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union. Recently, the United Kingdom’s real estate sector has experienced significant volatility and declines in the value of many real estate securities, including real estate funds, real estate investment trusts and real estate holding companies. Increased volatility and investor redemption requests in real estate funds may result in the continued decline in the value and liquidity of real estate securities, which may impair the ability of the Fund to buy, sell, receive or deliver those securities.

Risk of Investing in Russia. Investing in Russia involves risks and special considerations not typically associated with investing in United States. Since the breakup of the Soviet Union at the end of 1991, Russia has experienced dramatic political, economic, and social change. The political system in Russia is emerging from a long history of extensive state involvement in economic affairs. The country is undergoing a rapid transition from a centrally-controlled command system to a market-oriented, democratic model. As a result, companies in Russia are characterized by a lack of: (i) management with experience of operating in a market economy; (ii) modern technology; and, (iii) a sufficient capital base with which to develop and expand their operations. It is unclear what will be the future effect on Russian companies, if any, of Russia’s continued attempts to move toward a more market-oriented economy. Russia’s economy has experienced severe economic recession, if not depression, since 1990 during which time the economy has been characterized by high rates of inflation, high rates of unemployment, declining gross domestic product, deficit government spending, and a devalued currency. The economic reform program has involved major disruptions and dislocations in various sectors of the economy, and those problems have been exacerbated by growing liquidity problems. Russia’s economy is also heavily reliant on the energy and defense-related sectors, and is therefore susceptible to the risks associated with these industries. Further, Russia presently receives significant financial assistance from a number of countries through various programs. To the extent these programs are reduced or eliminated in the future, Russian economic development may be adversely impacted. The laws and regulations in Russia affecting Western business investment continue to evolve in an unpredictable manner. Russian laws and regulations, particularly those involving taxation, foreign investment and trade, title to property or securities, and transfer of title, which may be applicable to the Fund’s activities are relatively new and can change quickly and unpredictably in a manner far more volatile than in the United States or other developed market economies. Although basic commercial laws are in place, they are often unclear or contradictory and subject to varying interpretation, and may at any time be amended, modified, repealed or replaced in a manner adverse to the interest of the Fund.

As a result of recent events involving Ukraine and Russia, and other political conflict, the United States and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The United States and other nations or international organizations may impose additional, broader economic sanctions or take other actions that may adversely affect Russian-related issuers in the future. These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund’s investments. Russia may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of the Fund’s investments.

Futures, Options on Futures and Securities Options. Futures contracts, options on futures and securities options may be used by the Fund to simulate investment in its Underlying Index, to facilitate trading or to reduce transaction costs. The Fund may enter into futures contracts and options on futures that are traded on a U.S. or non-U.S. futures exchange. The Fund will not use futures, options on futures or securities options for speculative purposes.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. The Fund may enter into futures contracts to purchase securities indexes when it anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is similar to a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract if all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” will be made to and from the broker daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract. To the extent required by law, the Fund will segregate liquid assets in an amount equal to its delivery obligations under the futures contracts. An option on a futures contract, as contrasted with a direct investment in such a contract, gives the purchaser the right, but no obligation, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed-upon price per share, also known as the “strike price,” less the premium received from writing the put. The Fund may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of their portfolio securities or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Securities options may be used by the Fund to obtain access to securities in its Underlying Index or to dispose of securities in its Underlying Index at favorable prices, to invest cash in a securities index that offers similar exposure to that provided by its Underlying Index or otherwise to achieve the Fund’s objective of tracking its Underlying Index. A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at an exercise price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. The Fund may purchase or sell securities options on a U.S. or non-U.S. securities exchange or in the OTC market through a transaction with a dealer. Options on a securities index are typically settled on a net basis based on the appreciation or depreciation of the index level over the strike price. Options on single name securities may be cash- or physically-settled, depending upon the market in which they are traded. Options may be structured so as to be exercisable only on certain dates or on a daily basis. Options may also be structured to have conditions to exercise (i.e., “Knock-in Events”) or conditions that trigger termination (i.e., “Knock-out Events”). Investments in futures contracts and other investments that contain leverage may require each Fund to maintain liquid assets in an amount equal to its delivery obligations under these contracts and other investments. Generally, the Fund maintains an amount of liquid assets equal to its obligations relative to the position involved, adjusted daily on a marked-to-market basis. With respect to futures contracts that are contractually required to “cash-settle,” the Fund maintains liquid assets in an amount at least equal to the Fund’s daily marked-to-market obligation (i.e., each Fund’s daily net liability, if any), rather than the contracts’ notional value (i.e., the value of the underlying asset). By maintaining assets equal to its net obligation under cash-settled futures contracts, the Fund may employ leverage to a greater extent than if the Fund were required to set aside assets equal to the futures contracts’ full notional value. The Fund bases its asset maintenance policies on methods permitted by the SEC and its staff and may modify these policies in the future to comply with any changes in the guidance articulated from time to time by the SEC or its staff. Changes in SEC guidance regarding the use of derivatives by registered investment companies may adversely impact the Fund’s ability to invest in futures, options or other derivatives or make investments in such instruments more expensive.

Government Obligations. The Fund may invest in U.S. Government obligations and other quasi government related obligations. Such obligations include Treasury bills, certificates of indebtedness, notes, and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and the Student Loan Marketing Association.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury Department; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

The Fund may invest in sovereign, quasi-sovereign, supranational or local authority debt obligations issued by non-U.S. governments. A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders, and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies, and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to meet such conditions could result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debt in a timely manner.

Illiquid Securities. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment). The Fund will determine a security to be illiquid if it reasonably expects the security cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid securities may include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The liquidity of a security relates to the ability to readily dispose of the security and the price to be obtained upon disposition of the security, which may be lower than the price that would be obtained for a comparable, more liquid security. Illiquid securities may trade at a discount to comparable, more liquid securities and the Fund may not be able to dispose of illiquid securities in a timely fashion or at their expected prices.

Industry and Sector Risks. The Fund is susceptible to the risks associated with the industries and sectors in which it invests.

Risk of Investing in the Communication Services Sector. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advances and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer demand can drastically affect a communication services company’s profitability. Companies in the communication services may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in services, which would have a material adverse effect on their businesses. The communications industry is also heavily regulated. Certain companies in the U.S., for example, are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered.

Risk of Investing in the Consumer Discretionary Sector. The consumer discretionary sector includes companies that sell nonessential goods and services, including the retail, leisure and entertainment, media and automotive industries. The consumer discretionary sector may be affected by changes in domestic and international economies, commodity price volatility, imposition of import controls, depletion of resources and labor relations, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns. In addition, companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Consumer discretionary companies may be adversely affected and lose value more quickly in periods of economic downturns given that the products of these companies may be viewed as luxury items during times of economic downturn. Companies in the consumer discretionary sector may be subject to severe competition, which may also have an adverse impact on their profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products. The Fund’s performance may be affected by such susceptibilities if the Fund invests in this sector.

Risk of Investing in the Consumer Goods Industry. The consumer goods industry includes companies involved in the design, production or distribution of goods for consumers, including food, household, home, personal and office products, clothing and textiles. The success of the consumer goods industry is tied closely to the performance of the domestic and international economy, interest rates, exchange rates, competition, consumer confidence and consumer disposable income. The consumer goods industry may be affected by trends, marketing campaigns and other factors affecting consumer demand. Governmental regulation affecting the use of various food additives may affect the profitability of certain companies in the consumer goods industry. Moreover, international events may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. In addition, tobacco companies may be adversely affected by new laws, regulations and litigation. Many consumer goods may be marketed globally, and consumer goods companies may be affected by the demand and market conditions in other countries and regions. Companies in the consumer goods industry may be subject to severe competition, which may also have an adverse impact on their profitability. Changes in demographics and consumer preferences may affect the success of consumer products.

Risk of Investing in the Consumer Staples Sector. Companies in the consumer staples sector may be affected by general economic conditions, commodity production and pricing, consumer confidence and spending, consumer preferences, interest rates, product cycles, marketing, competition, and government regulation. In particular, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand. Other risks include changes in global economic, environmental and political events, and the depletion of resources. Companies in the consumer staples sector may also be negatively impacted by government regulations affecting their products. For example, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. Companies in the consumer staples sector may also be subject to risks relating to the supply of, demand for, and prices of raw materials. The prices of raw materials fluctuate in response to a number of factors, including, changes in exchange rates, import and export controls, changes in international agricultural and trading policies, and seasonal and weather conditions, among others. In addition, the success of food, beverage, household and personal product companies, in particular, may be strongly affected by unpredictable factors, such as, demographics, consumer spending, and product trends.

Risks of Investing in the Energy Sector. The Fund's investments are exposed to issuers conducting business in the Energy Sector. The Energy Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. The petroleum industry, including oil companies, petroleum refiners, fuel transport and end-user sales at gas stations. The gas industry, including natural gas extraction, and coal gas manufacture, as well as distribution and sales. The electrical power industry, including electricity generation, electric power distribution and sales. The coal and nuclear power industries are also components of this sector. The renewable energy industry, comprising alternative energy and sustainable energy companies, including those involved in hydroelectric power, wind power, and solar power generation, and the manufacture, distribution and sale of alternative fuels traditional energy industry based on the collection and distribution of firewood, the use of which, for cooking and heating, is particularly common in poorer countries.

Risks of Investing in the Financials Sector. The Fund's investments are exposed to issuers conducting business in the Financial Sector. The Financial Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges, Financial Data venders, and Mortgage REITs. The Fund is subject to the risk that the securities of such issuers will underperform the entire market due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financial Sector are subject to extensive government regulation, which may limit their ability to leverage their capital. Interest rates and banking fees are also regulated by federal and state authorities. Profitability is largely dependent on the availability and the cost of deposit funds and reserve requirements required by statues and can fluctuate significantly when interest rates change, or the sector faces increased competition from less regulated competitors. The financial sector is also affected by regulatory changes that require significant ongoing technology investments in legacy system to meet the regulatory reporting needs.

Risks of Investing in the Health Care Sector. The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.

Risks of Investing in the Industrials Sector. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the whole market due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Risk of Investing in the Information Technology Sector. The information technology sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. The value of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and other intellectual property rights. A technology company’s loss or impairment of these rights may adversely affect the company’s profitability.

Risk of Investing in the Retail Industry. The retail industry may be affected by changes in domestic and international economies, consumer confidence, disposable household income and spending, and consumer tastes and preferences. Companies in the retail industry face intense competition, which may have an adverse effect on their profitability. The success of companies in the retail industry may be strongly affected by social trends, marketing campaigns and public perceptions. Companies in the retail industry may be dependent on outside financing, which may be difficult to obtain. Many of these companies are dependent on third party suppliers and distribution systems. Retail companies may be unable to protect their intellectual property rights or may be liable for infringing the intellectual property rights of others.

Investment Companies. The Fund may invest in shares of other registered investment companies, including other ETFs, closed-end funds, money market mutual funds, unit investment trusts, and business development companies in pursuit of its investment objective, in accordance with the limitations established under the 1940 Act or in reliance on an exemption from these limitations. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by Fund shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

ETPs. Some exchange-traded products (ETPs) are ETFs which are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a securities exchange. Similar to investments in other investment companies discussed above, the Fund’s investments in ETPs will involve duplication of advisory fees and other expenses because the Fund will be investing in another investment company. In addition, the Fund’s investment in ETPs is also subject to its limitations on investments in investment companies, as well as any exemptions from such limitations granted by the SEC, discussed above. To the extent the Fund invests in ETPs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETPs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV.

As a purchaser of ETP shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETP shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETP may be purchased and redeemed directly from the ETPs only in large blocks and only through participating organizations that have entered into contractual agreements with the ETP. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem their ETP shares directly from the ETP.

Large-Capitalization Companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. Over certain periods, the performance of large-capitalization companies has trailed the performance of overall markets.

Lending Portfolio Securities. The Fund may lend its portfolio securities in an amount not exceeding one-third of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. The terms of the Fund’s loans must meet certain tests under the Code.

Securities lending involves exposure to certain risks, such as operational, counterparty, credit and market risk. Delays or restrictions upon the Fund’s ability to recover loaned securities exposes the Fund to operational issues surrounding the processing and settlement of related trading and could create an inability to dispose of the collateral for the loan(s). All investments made with the collateral received are subject to market and other risks associated with such investments. If such investments lose value, the Fund will have to cover the loss when repaying the collateral to the borrower, which could require the Fund to liquidate other investments in order to return said collateral.

Delays in recovery of loaned securities could result from the event of default or insolvency by a borrower. In such instances, the Fund would be exposed to the risk of a possible loss in the value of loaned securities (e.g., the opportunity of disposition at favorable prices is lost due to a delay in recover), the risk of a possible opportunity cost of reinvestment (e.g., adverse price movement occurs following a cash-in-lieu payment being made where in-kind recovery of securities is not possible), and the risk of a possible loss of rights in the collateral, among other risks.

Mid-Capitalization Companies. Stock prices of mid-capitalization companies may be more volatile than those of large-capitalization companies. Stock prices of mid-capitalization companies are also more vulnerable than those of large-capitalization companies to adverse business or economic developments, and the stocks of mid-capitalization companies may be less liquid, making it more difficult for the Fund to buy and sell them. In addition, mid-capitalization companies generally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments related to their products.

National Closed Market Trading Risk. To the extent that the underlying securities held by the Fund trade on foreign exchanges that are closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations may result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Operational Risk. The Fund and its service providers may experience disruptions or operating errors such as processing errors or human errors, inadequate or failed internal or external processes, or systems or technology failures, that could negatively impact the Fund. While service providers are required to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from the Fund’s in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. It is not possible for the Fund and its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

Percentage Limitations. Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing, any subsequent change in values, net assets, or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate, or other investments that the Fund would not or could not buy. If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Recent Market Conditions. Decreasing imports or exports, changes in trade regulations and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Policy and legislative changes in the United States are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as on the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund have exposure.

Regulation Regarding Derivatives. The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. The CFTC also subjects advisers to registered investment companies to regulation by the CFTC if the registered investment company invests in one or more commodity pools. To the extent the Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and intends not to market itself as a “commodity pool” or a vehicle for trading such instruments. The Fund is not permitted to invest in commodities or commodity derivatives.

Derivative contracts, including, without limitation, swaps, currency forwards, and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Swaps, non-deliverable forwards and certain other derivatives traded in the OTC market became subject to variation margin requirements on March 1, 2017 and will be subject to phase-in requirements with respect to initial margin, which phase-in period continues through 2020. Implementation of the margining and other provisions of the Dodd-Frank Act regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to the Fund of trading these instruments and, as a result, may affect returns to investors in the Fund.

As a result of regulatory requirements under the 1940 Act, the Fund is required to maintain an amount of liquid assets, accrued on a daily basis, having an aggregate value at least equal to the value of the Fund’s obligations under the applicable derivatives contract. To the extent that derivatives contracts are settled on a physical basis, the Fund will generally be required to maintain an amount of liquid assets equal to the notional value of the contract. On the other hand, in connection with derivatives contracts that are performed on a net basis, the Fund will generally be required to maintain liquid assets, accrued daily, equal only to the accrued excess, if any, of the Fund’s obligations over those of its counterparty under the contract. Accordingly, reliance by the Fund on physically-settled derivatives contracts may adversely impact investors by requiring the Fund to set aside a greater amount of liquid assets than would generally be required if the Fund were relying on cash-settled derivatives contracts.

Repurchase Agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

In any repurchase transaction, the collateral for a repurchase agreement may include: (i) cash items; (ii) obligations issued by the U.S. government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are determined to (A) have exceptionally strong capacity to meet their financial obligations and (B) are sufficiently liquid such that they can be sold at approximately their carrying value in the ordinary course of business within seven days.

Repurchase agreements pose certain risks for the Fund that utilizes them. Such risks are not unique to the Fund, but are inherent in repurchase agreements. The Fund seeks to minimize such risks, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with a longer maturity may be subject to greater price fluctuations than higher quality collateral and collateral with a shorter maturity. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Fund would likely retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction.

Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if the Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when it believes it will be advantageous. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Fund’s assets. The Fund’s exposure to reverse repurchase agreements will be covered by liquid assets having a value equal to or greater than the Fund’s obligations under such commitments. The use of reverse repurchase agreements is a form of leverage, and the proceeds obtained by the Fund through reverse repurchase agreements may be invested in additional securities.

Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons, such as temporary defensive positions in response to adverse market, economic, or political conditions. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor’s® Financial Services LLC, a subsidiary of S&P Global, Inc. (“S&P Global Ratings”), or if unrated, of comparable quality as determined by the Adviser or Subadviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser or Subadviser, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be performed on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of liquid assets having an aggregate value at least equal to the accrued excess will be maintained by the Fund.

The Fund may enter into currency, interest rate or index swaps, or, total return swaps (e.g., CFDs). The use of currency, interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets.

The risk of loss with respect to swaps is generally limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. If such a default occurs, the parties will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). Swap agreements may also involve the risk that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty and the return on the referenced asset. In addition, swap agreements are subject to market and liquidity risk, leverage risk and hedging risk.

Regulations are now in effect that require the Fund to post and collect variation margin (comprised of specified liquid instruments and subject to required haircuts) in connection with trading of OTC swaps. Requirements for posting of initial margin in connection with OTC swaps will be phased-in over the next several years. The Fund expects that both of these requirements may increase the costs of transacting in swaps. In addition, the prudential regulators have indicated that they intend to adopt legislation requiring certain regulated counterparties to include in swap agreements terms that restrict the rights of counterparties, such as the Fund, to terminate swaps and foreclose upon collateral in the event that the counterparty and/or its affiliates are subject to certain types of insolvency proceedings.

Tracking Stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

When-Issued Securities. The Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price. When the Fund purchases securities on a when-issued basis, it maintains liquid assets in a segregated account with its custodian in an amount equal to the purchase price as long as the obligation to purchase continues.

Investment Policies and Limitations

The Fund has adopted its investment objective as a non-fundamental investment policy. Therefore, the Fund may change its investment objective and Underlying Index without shareholder approval.

The Board has adopted as fundamental policies the following numbered investment restrictions, which cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy and (b) more than 50% of outstanding voting securities of the fund.

For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrances of securities or assets of, or borrowings by, the Fund. With respect to the Fund’s fundamental investment restriction on borrowing, asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

As a matter of fundamental policy, the Fund will not:

1.
Concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, securities of state or municipal governments and their political subdivisions and securities of investment companies are not considered to be issued by members of any industry.

2.
Borrow money, except as permitted under the 1940 Act, the rules, regulations and interpretations thereunder, and any applicable exemptive relief, including that (i) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) the Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3.
Issue any senior security, except as permitted under the 1940 Act, as amended, the regulations and any exemptive relief thereunder and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4.
Make loans, except as permitted under the 1940 Act, the rules, regulations and interpretations thereunder, and any exemptive relief.

5.
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

6.
Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts and other financial instruments or from investing in issuers engaged in the commodities business or securities or other instruments backed by physical commodities).

7.
Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act in disposing of portfolio securities.

Management

Board Responsibilities. The business of the Trust is managed under the direction of the Board. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. The day-to-day business of the Trust, including the day-to-day management of risk, is performed by the service providers of the Trust, such as the Adviser, Subadviser, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks such as events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Fund. The Board’s role in risk management oversight begins before the inception of an investment portfolio, at which time the Adviser presents the Board with information concerning the investment objectives, strategies and risks of the investment portfolio. Additionally, the Adviser provides the Board with an overview of, among other things, the firm’s investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the investment portfolio’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the service providers, including the Trust’s Chief Compliance Officer and the independent registered public accounting firm of the Trust. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee of the Board, oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Trust employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business and, consequently, for managing the risks associated with that activity.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Adviser and the Sub-Advisory Agreement with the Subadviser, the Board receives detailed information from the Adviser and Subadviser. Among other things, the Board regularly considers the Adviser’s and Sub-adviser’s adherence to the Fund’s investment restrictions and compliance with various policies and procedures of the Trust and with applicable securities regulations. The Board also reviews information about the Fund’s performance and investments.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and the Subadviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report, material changes to the policies and procedures since the date of the last report, any recommendations for material changes to the policies and procedures, and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the financial statements of the Fund, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Trust, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Adviser or the Subadviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, years of birth, position with the Trust, term of office, portfolios supervised and the principal occupations and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board, Robert Tull, is an interested person of the Trust as that term is defined under Section 2(a)(19) of the 1940 Act (the “Interested Trustee”) because of his affiliation with the Adviser. The other Trustees, and their immediate family members have no affiliation or business connection with the Adviser, Subadviser or the Fund’s principal underwriter or any of their affiliated persons and do not own any stock or other securities issued by the Adviser, Subadviser or the Fund’s principal underwriter. These Trustees are not Interested Persons of the Trust and are referred to herein as “Independent Trustees.”

There is an Audit Committee and a Nominating and Governance Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meeting, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of such Committee as set forth in its Board-approved charter.

There is a Valuation Committee, which is comprised of the Independent Trustees and representatives of the Adviser to take action in connection with the valuation of portfolio securities held by the Fund in accordance with the Board-approved Valuation Procedures. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Board made this determination in consideration of, among other things, the fact that the Independent Trustees constitute a majority of the Board, the assets under management of the Fund, the number of portfolios overseen by the Board and the total number of trustees on the Board.

Independent Trustees

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years

Interested Trustee

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years

Robert Tull (4) (1952)	Chairman and Trustee	Term: Unlimited Served since August 2018	Procure Holdings LLC (President, 2016 to Present); Robert Tull & Co. (President, 2005 to Present)	[ ]	Virtus ETFs

Other Officers

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years

[ ] [ ]	Chief Compliance Officer	Term: Unlimited Served since [ ]	[ ]
Andrew Chanin (1985)	Secretary	Term: Unlimited Served since [ ]	Procure Holdings LLC (Chief Executive Officer, 2016 to Present); PureShares, LLC (CEO/COO 2011 to 2016)
Adrienne Binik-Chanin (1951)	Treasurer, Chief Financial Officer and Principal Accounting Officer	Term: Unlimited Served since [ ]	ProcureAM LLC (CFO, 2016 to Present); PureShares, LLC (Accountant, 2016 to Present); Chester Medical Associates (Comptroller, 1990 to Present)

(1)	The address of each Trustee or officer is c/o ProcureAM, LLC, 16 Firebush Road, Levittown PA 19056.
(2)	Trustees and Officers serve until their successors are duly elected and qualified.
(3)
The Fund is part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the fund complex consists of two funds.

(4)	Robert Tull is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliation with the Adviser.

Description of Standing Board Committees

Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Fund’s financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Board has adopted a written charter for the Audit Committee. [  ] will serve as the Chairman of the Audit Committee and all of the Independent Trustees serve on the Trust’s Audit Committee.

Nominating and Governance Committee. The Nominating and Governance Committee has been established to: (i) assist the Board in matters involving mutual fund governance and industry practices; (ii) select and nominate candidates for appointment or election to serve as Trustees who are not “interested persons” of the Trust or its Advisor or distributor (as defined by the 1940 Act); and (iii) advise the Board on ways to improve its effectiveness. [ ] will serve as the Chairman of the Nominating and Governance Committee and all of the Independent Trustees serve on the Nominating and Governance Committee. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Nominating Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Fund’s Prospectus and should be directed to the attention of the Procure ETF Trust I Nominating Committee.

Valuation Committee. The Valuation Committee is authorized to act for the Board in connection with the valuation of portfolio securities held by the Fund in accordance with the Trust’s Valuation Procedures. [  ] will serve as the Chairman of the Valuation Committee and all of the Independent Trustees serve on the Valuation Committee, which meets on an ad hoc basis.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Robert Tull should serve as trustee of the Fund because of the experience he has gained as President of the Adviser and his extensive knowledge of and experience in the financial services and ETF industry.

The Trust has concluded that [  ] should serve as trustee of the Fund because [ ].

The Trust has concluded that [  ] should serve as trustee of the Fund because [ ].

The Trust has concluded that [  ] should serve as trustee of the Fund because [ ].

Board Compensation

No officer, director or employee of the Adviser, its parent or subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays, in the aggregate, each Independent Trustee an annual fee of $[  ]. The Chairmen of the Audit Committee, the Valuation Committee and the Nominating and Governance Committee each receive an additional annual fee of $[  ]. In addition, the Independent Trustees are reimbursed for all reasonable travel expenses relating to their attendance at the Board Meetings. The following table sets forth certain information with respect to the compensation of each Trustee for the fiscal year ended [  ]:

Name and Position	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees(1)

[ ]	$ 0	N/A	N/A	$[ ]
[ ]	$ 0	N/A	N/A	$[ ]
[ ]	$ 0	N/A	N/A	$[ ]
Robert Tull, Trustee	None	None	None	None

(1)	“Fund Complex” consists of all mutual funds and ETFs advised by the Adviser and its affiliate advisers.

Code of Ethics

The Trust, its Adviser and Subadviser have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that permit personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Fund.

Proxy Voting Policy and Procedures

The Board believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, a summary of which is included in Appendix A to this Statement of Additional Information. The Board will periodically review the Fund’s proxy voting record.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31 of each year. The Fund’s Form N-PX will be available at no charge upon request by calling 1-866-690-3837. It will also be available on the SEC’s EDGAR website at www.sec.gov.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.

The Fund had not commenced operations as of [ ]. Prior to the commencement of investment operations and the public launch of the Fund, the Adviser owned all of the initial Shares issued by the Fund. No other person owns of record or is known by the Fund to own beneficially 5% or more of the Fund’s outstanding equity securities.

Investment Advisory and Subadvisory Services

The following information supplements and should be read in conjunction with the Prospectus.

Investment Adviser. ProcureAM, LLC, the Adviser, serves as investment adviser to the Fund and along with the Board has overall responsibility for the general management and administration of the Trust, pursuant to the Investment Advisory Agreement between the Trust and the Adviser (the “Advisory Agreement”). As of the date of this SAI, the Adviser managed one other account. Under the Advisory Agreement, the Adviser, subject to the supervision of the Board, provides an investment program for the Fund and is responsible for the investment of the Fund’s assets in conformity with the stated investment policies of the Fund. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund. The Adviser also arranges for the provision of distribution, transfer agency, custody, administration and all other services necessary for the Fund to operate.

After an initial two-year period, the Advisory Agreement will continue in effect with respect to the Fund from year to year provided such continuance is specifically approved at least annually by (i) the vote of a majority of the Fund’s outstanding voting securities or a majority of the Trustees of the Trust, and (ii) the vote of a majority of the Independent Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement will terminate automatically if assigned (as defined in the 1940 Act). The Advisory Agreement is also terminable at any time without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund on 60 days’ written notice to the Adviser or by the Adviser on 60 days’ written notice to the Trust.

Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.75% as a percentage of the Fund’s average daily net assets.

In consideration of the fees paid with respect to the Fund, the Adviser has agreed to pay all expenses of the Trust, except (i) brokerage and other transaction expenses, including taxes; (ii) extraordinary legal fees or expenses, such as those for litigation or arbitration; (iii) compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (vi) the advisory fee payable to the Adviser hereunder.

As of the date of this SAI, the Fund has not commenced operations and, therefore, has not yet incurred any advisory fees under the Advisory Agreement.

In addition to providing advisory services under the Advisory Agreement, the Adviser also: (i) supervises all non-advisory operations of the Fund; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Fund; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Fund’s records; and (v) provides office space and all necessary office equipment and services.

Subadviser. Penserra Capital Management LLC (“Subadviser” or “Penserra”) with its principal office located at 4 Orinda Way, 100-A, Orinda California 94563, serves as the investment subadviser for the Fund pursuant to an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (referred to as a “Sub-Advisory Agreement”). The Subadviser is responsible for placing purchase and sale orders and shall make investment decisions for the Fund, subject to the supervision by the Adviser. For its services, the Subadviser is compensated by the Adviser. As of [ ], 2019, the Subadviser managed approximately $[ ] billion in assets.

Portfolio Managers. The Subadviser acts as portfolio manager for the Fund. The Subadviser will supervise and manage the investment portfolio of the Fund and will direct the purchase and sale of the Fund’s investment securities. The Subadviser utilizes a team of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective.

Dustin Lewellyn, Ernesto Tong, and Anand Desai of the Subadviser are the Fund’s portfolio managers and are jointly responsible for the day-to-day management of the Fund. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of their portfolio management team with more limited responsibilities.

Mr. Lewellyn has been Chief Investment Officer with Penserra since 2012. He was President and Founder of Golden Gate Investment Consulting LLC from 2011 through 2015. Prior to that, Mr. Lewellyn was a managing director at Charles Schwab Investment Management, Inc. (“CSIM”), which he joined in 2009, and head of portfolio management for Schwab ETFs. Prior to joining CSIM, he worked for two years as director of ETF product management and development at a major financial institution focused on asset and wealth management. Prior to that, he was a portfolio manager for institutional clients at a financial services firm for three years. In addition, he held roles in portfolio operations and portfolio management at a large asset management firm for more than 6 years.

Mr. Tong has been a Managing Director with Penserra since 2015. Prior to that, Mr. Tong spent seven years as vice president at Blackrock, where he was a portfolio manager for a number of the iShares ETFs, and prior to that, he spent two years in the firm’s index research group.

Mr. Desai has been a Vice President with Penserra since 2015. Prior to that, Mr. Desai was a portfolio fund accountant at State Street for five years.

Other Accounts Managed

The following tables provide additional information about other portfolios or accounts managed by the Fund’s portfolio managers as of [ ], 2019.

Total number of other accounts managed by the portfolio managers within each category below and the total assets in the accounts managed within each category below.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Dustin Lewellyn	[ ]	[ ]	N/A	N/A	N/A	N/A
Ernesto Tong	[ ]	[ ]	N/A	N/A	N/A	N/A
Anand Desai	[ ]	[ ]	N/A	N/A	N/A	N/A

Material Conflicts of Interest.

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager may manage portfolios having substantially the same investment style as the Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Fund managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio managers’ bonus. In addition, current trading practices do not allow the Subadviser to intentionally favor one portfolio over another as trades are executed as trade orders are received. Portfolio’s rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market on close.

Compensation for the Portfolio Manager

The portfolio managers receive a base pay and an annual bonus incentive based on performance against individual and organizational unit objectives, as well as overall Subadviser results. The plan is designed to align manager compensation with investors' goals by rewarding portfolio managers who obtain results consistent with the objectives of the products under the individual’s management. In addition, these employees also participate in a long-term incentive program. The long-term incentive plan is eligible to senior level employees and is designed to reward profitable growth in company value. An employee's total compensation package is reviewed periodically to ensure that they are competitive relative to the external marketplace.

Ownership of Securities

The portfolio managers do not own Shares of the Fund.

Other Service Providers

Administrator, Custodian and Transfer Agent. U.S. Bancorp Fund Services (“USB”) serves as the Fund’s administrator, fund accountant, and transfer agent. USB’s principal address is 615 East Michigan Street. Milwaukee, WI 53202. Under the Fund Administration and Accounting Agreement with the Trust, USB provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and the Fund. USB is responsible for maintaining the books and records and calculating the daily net asset value of the Fund. In addition, USB makes available the office space, equipment, personnel and facilities required to provide such services.

Under the Custody Agreement with the Trust, U.S. Bank N.A. maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. Under the Custody Agreement, U.S. Bank N.A. is also authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States.

Pursuant to a Transfer Agency Services Agreement with the Trust, USB acts as transfer agent to the Fund, dividend disbursing agent and shareholder servicing agent to the Fund.

The Adviser compensates USB and U.S. Bank N.A. for the foregoing services out of the Adviser’s unified management fee.

Distributor. Quasar Distributors, LLC, the Distributor, is located at 777 E Wisconsin Avenue, Milwaukee, WI 53202. The Distributor, a wholly owned subsidiary of U.S. Bancorp, is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has entered into a Services Agreement with ProcureAM LLC to distribute the Fund.

Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Purchase and Redemption of Creation Units.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

The Board intends to adopt a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund will be authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

Under the Service and Distribution Plan, and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Compliance Services Company. [ ], located at [ ], will manage the compliance programs of the Trust and the Fund. [  ] of [ ] will act as Chief Compliance Officer (the “CCO”) of the Trust and the Fund and perform the functions of the chief compliance officer as described in Rule 38a-1 under the Investment Company Act of 1940. The CCO shall have primary responsibility for administering the Trust’s compliance policies and procedures adopted pursuant to Rule 38a-1 (the “Compliance Program”) and reviewing the Compliance Program, in the manner specified in Rule 38a-1, at least annually, or as may be required by Rule 38a-1, as may be amended from time to time. The CCO reports directly to the Board of Trustees regarding the Compliance Program.

Index Service Providers.  LGBTQ Loyalty Holdings Inc. (“Index Provider”) is the provider of the Underlying Index. The Adviser licenses the Underlying Index from the Index Provider and sublicenses it to the Fund. Fuzzy Logix is the index maintenance agent in implementing the Index methodology for LGBTQ Loyalty Inc. during rebalancing and the Index annual reconstitution.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND HAS NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE UNDERLYING INDEX, OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Independent Registered Public Accounting Firm. Cohen & Company Ltd. (“Cohen”), located at 1350 Euclid Ave., Suite 800, Cleveland, Ohio 44115, serves as independent registered public accounting firm. Cohen will perform the annual audit of the Fund’s financial statements, serve as tax adviser to the Trust and will review the Fund’s federal, state and excise tax returns, and advise the Trust on matters of accounting and federal and state income taxation.

Counsel. K&L Gates LLP, located at 599 Lexington Avenue, New York, NY 10022, is counsel to the Trust.

Brokerage Transactions

Subject to the general supervision by the Adviser and the Board, the Subadviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, which may be affiliates of the Adviser, and the negotiation of brokerage commissions. The Fund may execute brokerage or other agency transactions through registered broker-dealers who receive compensation for their services in conformity with the 1940 Act, the Exchange Act of 1934, and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (on Nasdaq or over-the-counter securities and securities listed on an exchange) and agency or over-the-counter transactions executed with an electronic communications network or an alternative trading system.

The Fund will give primary consideration to obtaining the most favorable prices and efficient executions of transactions in implementing trading policy. Consistent with this policy, when securities transactions are traded on an exchange, the Fund's policy will be to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Subadviser believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund from obtaining a high quality of brokerage services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Subadviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations will be necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

The Subadviser does not consider sales of Shares by broker-dealers as a factor in the selection of broker-dealers to execute portfolio transactions.

As permitted by Section 28(e) of the 1934 Act, the Subadviser may cause the Fund to pay a broker-dealer a commission for effecting a securities transaction for the Fund that is in excess of the commission that another broker-dealer would have charged for effecting the transaction, if the Subadviser makes a good faith determination that the broker’s commission paid by the Fund is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Subadviser’s overall responsibilities to the Fund and its other investment advisory clients. The practice of using a portion of the Fund’s commission dollars to pay for brokerage and research services provided to the Sub-Advisor is sometimes referred to as “soft dollars.” Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Subadviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earnings estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives. Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish the Subadviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Subadviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Subadviser from its own funds, and not by portfolio commissions paid by the Fund.

Research products and services provided to the Subadviser by broker-dealers that effect securities transactions for the Fund may be used by the Subadviser in servicing all of its accounts. Accordingly, not all of these services may be used by the Subadviser in connection with the Fund. Some of these products and services are also available to the Subadviser for cash, and some do not have an explicit cost or determinable value. The research received does not reduce the advisory fees paid to the Subadviser for services provided to the Fund. The Subadviser’s expenses would likely increase if the Subadviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

As of the date of this SAI, the Fund has not commenced operations and, therefore, has not entered into securities transactions.

Payments by Procure and its Affiliates. Procure and/or its affiliates (“Procure Entities”) may pay certain broker-dealers, registered investment advisers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, other Procure funds or exchange-traded products in general. Procure Entities make these payments from their own assets and not from the assets of the Fund. Although a portion of Procure Entities’ revenue comes directly or indirectly in part from fees paid by the Fund, other Procure funds or exchange-traded products, these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund, other Procure funds or exchange-traded products. Procure Entities make payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange-traded products, including the Fund and other Procure funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). Procure Entities also make payments to Intermediaries for certain printing, publishing and mailing costs or materials relating to the Fund, other Procure funds or exchange-traded products (“Publishing Costs”). In addition, Procure Entities make payments to Intermediaries that make shares of the Fund, other Procure funds or exchange-traded products available to their clients, develop new products that feature Procure or otherwise promote the Fund, other Procure funds and exchange-traded products. Procure Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the Procure Entities believe may benefit the Procure business or facilitate investment in the Fund, other Procure funds or exchange-traded products. Payments of the type described above are sometimes referred to as revenue-sharing payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the Fund, other Procure funds or exchange-traded products over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.

In addition, Procure Entities may enter into other contractual arrangements with Intermediaries that the Procure Entities believe may benefit the Procure business or facilitate investment in Procure funds. Such agreements may include payments by Procure Entities to such Intermediaries for data collection and provision, technology support, platform enhancement, or co-marketing and cross-promotional efforts. Payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. Such payments will not be asset- or revenue-based.

Any additions, modifications, or deletions to Intermediaries listed above that have occurred since the date noted above are not included in the list. Further, Procure Entities make Education Costs and Publishing Costs payments to other Intermediaries that are not listed above. Procure Entities may determine to make such payments based on any number of metrics. For example, Procure Entities may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more Procure funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. As of the date of this SAI, Procure anticipates that the payments paid by Procure Entities in connection with the Fund, Procure funds and exchange-traded products in general will be immaterial to Procure Entities in the aggregate for the next year. Please contact your salesperson or other investment professional for more information regarding any such payments or financial incentives his or her Intermediary firm may receive. Any payments made, or financial incentives offered, by the Procure Entities to an Intermediary may create the incentive for the Intermediary to encourage customers to buy shares of the Fund, other Procure funds or other exchange-traded products.

The Fund may participate in certain market maker incentive programs of a national securities exchange in which an affiliate of the Fund would pay a fee to the exchange used for the purpose of incentivizing one or more market makers in the securities of the Fund to enhance the liquidity and quality of the secondary market of securities of the Fund. The fee would then be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to the securities of the Fund. Each market maker incentive program is subject to approval from the SEC. Any such fee payments made to an exchange will be made by an affiliate of the Fund solely for the benefit of the Fund and will not be paid from the Fund’s assets. Other funds managed by Procure may also participate in such programs.

Portfolio Holdings Information

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees and agents of the Fund, including the Adviser and Subadviser. The Policy is designed to ensure that the disclosure of information about the Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Fund.

As an ETF, information about the Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the Securities and Exchange Commission (the “SEC”) applicable to the Fund, regulations of the Fund’s listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund’s anticipated portfolio holdings as of the next Business Day (as defined below). This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Exchange, the National Securities Clearing Corporation (the “NSCC”) and/or third party service providers.

The Fund will disclose on the Fund’s website (www.PALETFs.com) at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its net asset value (the “NAV”) on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on the Business Day. Online disclosure of such holdings is publicly available at no charge.

Daily access to the Fund’s portfolio holdings is permitted to personnel of the Adviser, the Subadviser, the Distributor and the Fund’s administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund’s Chief Compliance Officer may authorize disclosure of portfolio holdings.

The Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a monthly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of each quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose the Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Trust’s Board reviews the implementation of the Policy on a periodic basis.

Indicative Intra-Day Value

The approximate value of the Fund’s investments on a per-Share basis, the Indicative Intra-Day Value (or “IIV”) (also known as Indicative Optimized Portfolio Value), is disseminated by the Exchange every 15 seconds during hours of trading on the Exchange. The IIV should not be viewed as a “real-time” update of NAV because the IIV will be calculated by an independent third party calculator and may not be calculated in the exact same manner as NAV, which is computed daily.

The Exchange calculates the IIV for the Fund during hours of trading on the Exchange by dividing the Estimated Fund Value as of the time of the calculation by the total number of outstanding Shares of the Fund.

“Estimated Fund Value” is the sum of the estimated amount of cash held in the Fund’s portfolio, the estimated amount of accrued interest owing to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Fund’s website. In determining the estimated value for each of the component securities, the IIV will use last sale, market prices or other methods that would be considered appropriate for pricing equity securities held by registered investment companies.

Although the Fund provides the independent third party calculator with information to calculate the IIV, the Fund is not involved in the actual calculation of the IIV and are not responsible for the calculation or dissemination of the IIV. The Fund makes no warranty as to the accuracy of the IIV.

Additional Information Concerning the Trust

The Trust currently consists of one separate investment series or portfolios called funds. The Trust issues shares of beneficial interests in the funds with no par value. The Board may designate additional funds.

Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.

Each share has one vote with respect to matters upon which the shareholder is entitled to vote. In any matter submitted to shareholders for a vote, each fund shall hold a separate vote, provided that shareholders of all affected funds will vote together when: (i) required by the 1940 Act, or (ii) the Trustees determine that the matter affects the interests of more than one fund.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have noncumulative voting rights in the election of members of the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit(s) of shares of a fund and immediately prior to the commencement of trading in such fund’s shares, a holder of shares may be a “control person” of the fund, as defined in Rule 0-1 under the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.

In accordance with the Trust’s governing documents, the Board may, without shareholder approval (unless such shareholder approval is required by applicable law, including the 1940 Act), cause one or more funds (each, a “New Fund”) to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another New Fund.

Termination of the Trust or the Fund. The Trust or the Fund may be terminated by a majority vote of the Board. Although the shares are not automatically redeemable upon the occurrence of any specific event, the number of shares in a Creation Unit may be altered by the Trust. Therefore, in the event of a termination of the Trust or the Fund, the Trust could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust or the Fund may make redemptions in-kind, for cash or for a combination of cash or securities. Further, in the event of a termination of the Trust or the Fund, the Trust or the Fund might elect to pay cash redemptions to all shareholders, with an in-kind election for shareholders owning in excess of a certain stated minimum amount.

DTC as Securities Depository for Shares of the Fund. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC was created in 1973 to enable electronic movement of securities between its participants (“DTC Participants”), and NSCC was established in 1976 to provide a single settlement system for securities clearing and to serve as central counterparty for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within The Depository Trust & Clearing Corporation (“DTCC”) and became wholly-owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but NYSE and FINRA, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC board of directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the Fund.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Distribution of Shares. In connection with the Fund’s launch, the Fund will be seeded through the sale of one or more Creation Units by the Fund to one or more initial investors. Initial investors participating in the seeding may be Authorized Participants, a lead market maker or other third party investor or an affiliate of the Fund or the Fund’s adviser. Each such initial investor may sell some or all of the shares underlying the Creation Unit(s) held by them pursuant to the registration statement for the Fund (each, a “Selling Shareholder”), which shares have been registered to permit the resale from time to time after purchase. The Fund will not receive any of the proceeds from the resale by the Selling Shareholders of these shares.

Selling Shareholders may sell shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the shares may be listed or quoted at the time of sale, through trading systems, in the OTC market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through brokerage transactions, privately negotiated trades, block sales, entry into options or other derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the shares held in Creation Unit size by them through an Authorized Participant.

Any Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the 1933 Act, in connection with such sales.

Any Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the 1934 Act and the rules and regulations thereunder.

Creation and Redemption of Creation Units

Creation

The Trust issues and sells Shares of the Fund only in Creation Units on a continuous basis on any Business Day through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. The Distributor processes purchase orders only on a day that the Exchange is open for trading (a “Business Day”). The Exchange is open for trading Monday through Friday except for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

The consideration for purchase of Creation Units of the Fund generally consists of an in-kind deposit of a designated portfolio of securities – the Deposit Securities – for each Creation Unit constituting a substantial replication, or representation, of the securities included in the Fund’s portfolio as selected by the Advisor (“Fund Securities”) and an amount of cash – the Cash Component – computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and an amount equal to the market value of the Deposit Securities (the “Deposit Amount”). If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. The Cash Component serves to compensate the Trust or the Authorized Participant, as applicable, for any differences between the NAV per Creation Unit and the Deposit Securities.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations.

The custodian through the NSCC (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Procedures for Creation of Creation Units”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m. New York time), the list of the name and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. This Fund Deposit is applicable, subject to any adjustments as described below, to orders to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Advisor, with a view to the investment objective of the Fund. In addition, the Trust reserves the right to permit the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below), or the investor for which it is acting, or other relevant reason.

In addition to the list of names and number of securities constituting the current Deposit Securities of a Fund Deposit, the custodian, through the NSCC, also makes available on each Business Day the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

Procedures for Creation of Creation Units

All orders to create Creation Units must be placed with the Transfer Agent either (1) through Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the SEC, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant (see the section of this SAI entitled “Additional Information Concerning Shares — Book Entry Only System”). In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor, and accepted by the Transfer Agent, with respect to creations and redemptions of Creation Units (“Participant Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants”. Investors should contact the Distributor for the names of Authorized Participants. All Shares, whether created through or outside the Clearing Process, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

The Distributor will process orders to purchase Creation Units received by electronic means of communication set forth in the Participation Agreement by the closing time of the regular trading session on the Exchange (“Closing Time”) (normally 4:00 p.m. New York time), as long as they are in proper form. If an order to purchase Creation Units is received in proper form by Closing Time, then it will be processed that day. Purchase orders received in proper form after Closing Time will be processed on the following Business Day and will be priced at the NAV determined on that day. Custom orders must be received by the Transfer Agent no later than 3:00 p.m. New York time on the trade date. All orders are subject to acceptance by the Distributor.

A custom order may be placed by an Authorized Participant in the event that the Trust permits the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date”. Orders must be transmitted by an Authorized Participant by electronic transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below in the sections of this SAI entitled “Purchase and Redemption of Creation Units—Placement of Creation Orders Using the Clearing Process” and “Purchase and Redemption of Creation Units—Placement of Creation Orders Outside the Clearing Process”.

All orders to create Creation Units from investors who are not Authorized Participants shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Transfer Agent prior to the Closing Time on the Transmittal Date. Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Fund Deposit. For more information about Clearing Process and DTC, see the sections of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Placement of Creation Orders Using the Clearing Process” and “Purchase and Redemption of Creation Units—Creation—Placement of Creation Orders Outside the Clearing Process.”

Placement of Creation Orders Using the Clearing Process

The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Distributor not later than the Closing Time (or 3:00 p.m. New York Time, in the case of a custom order) on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed.

Except as described below, and in all cases subject to the terms of the applicable Participant Agreement, all orders to create Creation Units of the Fund must be received by the Transfer Agent no later than the closing time of the regular trading session of the Exchange (“Order Cutoff Time”) (ordinarily 4:00 p.m., Eastern time) in each chase on the date such order is placed for creation of Creation Units to be effected based on the NAV of shares of such Fund as next determined after receipt of an order in proper form. Orders requesting substitution of a “cash-in-lieu” amount of a cash deposit (collectively, “Non-Standard Orders”), must be received by the Transfer Agent no later than 3:00 p.m., Eastern time. On days when the Exchange closes earlier than normal (such as the day before a holiday), the Fund requires standard orders to create Creation Units to be placed by the earlier closing time and Non-Standard Orders to create Creation Units must be received no later than one hour prior to the earlier closing time. Notwithstanding the foregoing, the Trust may, but is not required to, permit Non-Standard Orders until 4:00 p.m., Eastern time, or until the market close (in the event the Exchange closes early). The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant through the Transfer Agent’s electronic order system or by telephone or other transmission method acceptable to the Transfer Agent and approved by the Distributor pursuant to procedures set forth in the Participation Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to each the Transfer Agent, Distributor or an Authorized Participant.

Placement of Creation Orders Outside the Clearing Process

Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of cash and securities directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m. New York time on the next Business Day following the Transmittal Date (“DTC Cut-Off-Time”).

All questions as to the number of Deposit Securities to be delivered, or the amount of a Cash Component, and the validity, form, and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. New York time on the next Business Day following the Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Distributor not later than the Closing Time (or 3:00 p.m. New York time in the case of a custom order) on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the requisite Deposit Securities and the Cash Component by 11:00 a.m. on the next Business Day following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current Deposit Securities and Cash Component. The delivery of Creation Units so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected through a DTC participant outside the Clearing Process and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. See the section of this SAI entitled “Purchase and Sale of Creation Units—Creation—Creation Transaction Fee”.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form because, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (1) the Cash Component plus (2) 115% of the then-current market value of the undelivered Deposit Securities (“Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to Closing Time and funds in the appropriate amount are deposited with the Custodian by 11:00 a.m. New York time the following Business Day. If the order is not placed in proper form by Closing Time or funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending receipt of the undelivered Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked-to-market value of the undelivered Deposit Securities. To the extent that undelivered Deposit Securities are not received by 1:00 p.m. New York time on the second Business Day following the day on which the purchase order is deemed received by the Distributor, or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the undelivered Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the undelivered Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. See the section of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Creation Transaction Fee.” The delivery of Creation Units so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor for any reason, including if: (1) the order is not in proper form; (2) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (3) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (4) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (5) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (6) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; or (7) there exist circumstances outside the control of the Trust, the Custodian, the Distributor and the Advisor that make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC, the Custodian or sub-custodian, or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities, and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust and the Trust’s determination shall be final and binding.

Creation Units typically are issued on a “T+2 basis” (that is, two Business Days after trade date).

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value equal to 115%, which the Advisor may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is set forth in the Participation Agreement. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the amount of cash required to be delivered, the number of shares of each security in the Deposit Securities, and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered, as applicable, shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Authorized Participants will be required to pay a fixed transaction fee (the “Creation Transaction Fee”) in connection with creations or redemptions or to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Fund for each creation order is $[ ].

An additional variable fee of up to 2.00% of the value of each Creation Unit may be imposed. The variable transaction fee is expected to be higher for (1) creations effected outside the Clearing Process and (2) creations made whole or in part in cash (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

In order to seek to replicate the in-kind creation order process for creation orders executed in whole or in part with cash, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Creation Market Purchases”). In such cases where the Trust makes Creation Market Purchases, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the Financial Instruments were purchased by the Trust and the “cash-in-lieu” amount, applicable registration fees, brokerage commissions, and certain taxes.

Redemption

The process to redeem Creation Units is essentially the reverse of the process by which Creation Units are created, as described above. To redeem Shares directly from the Fund, an investor must be an Authorized Participant or must redeem through an Authorized Participant. The Trust redeems Creation Units on a continuous basis on any Business Day through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. The Fund will not redeem Shares in amounts less than Creation Units. Authorized Participants must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.

Generally, Creation Units of the Fund will be redeemed in-kind, at NAV per Share next computed, plus a transaction fee as described below. The Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. New York time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. The redemption proceeds for a Creation Unit consists of Fund Securities — as announced on the Business Day the request for redemption is received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a redemption request in proper form, and the value of the Fund Securities (“Cash Redemption Amount”), less a redemption transaction fee (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Redemption—Redemption Transaction Fee”).

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund’s NAV is not reasonably practicable; or (4) in such other circumstances as is permitted by the SEC.

Deliveries of redemption proceeds by the Fund generally will be made within two Business Days (that is “T+2”). However, the Fund reserves the right to settle redemption transactions and deliver redemption proceeds on a basis other than T+2 to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances.

Placement of Redemption Orders Using the Clearing Process

Orders to redeem Creation Units through the Clearing Process must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements with an Authorized Participant for an order to redeem. An order to redeem Creation Units is deemed received by the Trust on the Transmittal Date if: (1) such order is received by the Transfer Agent not later than Closing Time on such Transmittal Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Transfer Agent after Closing Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV determined on such next Business Day. All orders are subject to acceptance by the Distributor. The requisite Fund Securities and Cash Redemption Amount will be transferred by the second NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Transfer Agent not later than Closing Time on such Transmittal Date; (2) such order is accompanied or followed by the requisite number of Shares, which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off-Time, and the Cash Redemption Amount, if owed to the Fund, which delivery must be made by 2:00 p.m. New York Time; and (3) all other procedures set forth in the Participant Agreement are properly followed. After the Transfer Agent receives, and the Distributor has accepted, an order for redemption outside the Clearing Process, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered and the Cash Redemption Amount, if any, by the second Business Day following the Transmittal Date.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered or received upon redemption (by the Authorized Participant or the Trust, as applicable) will be made by the Custodian according to the procedures set forth the section of this SAI entitled “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Transfer Agent and accepted by the Distributor. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered or received (by the Authorized Participant or the Trust, as applicable) will be determined by the Custodian on such Transmittal Date. If, however, either (1) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of Fund Securities and the Cash Redemption Amount to be delivered or received will be computed on the Business Day following the Transmittal Date provided that the Shares of the Fund are delivered through DTC to the Custodian by 11:00 a.m. New York time the following Business Day pursuant to a properly submitted redemption order.

The Trust may in its discretion at any time, or from time to time, exercise its option to redeem Shares by providing the redemption proceeds in cash, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may permit, in its sole discretion. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a transaction fee which will include an additional charge for cash redemptions to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Redemption Amount, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares, or delivery instructions.

Redemption Transaction Fee

Investors will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard redemption transaction fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Fund for each redemption order is $[ ].

An additional variable fee of up to 2.00% of the value of each Creation Unit may be imposed. The variable transaction free is expected to be higher for (1) redemptions effected outside the Clearing Process and (2) redemptions made in cash (to offset the Trust’s brokerage and other transaction costs associate with the sale of Fund Securities). Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.

In order to seek to replicate the in-kind redemption order process for creation orders executed in whole or in part with cash, the Trust expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and other financial instruments were sold or settled by the Trust and the “cash-in-lieu” amount, applicable registration fees, brokerage commissions, and certain taxes.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an over-allotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Determination of Net Asset Value

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Determination of Net Asset Value (NAV)”.

Valuation of Shares. The NAV of each Fund is determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Valuation of securities held by the Fund is as follows:

Equity Investments. Equity securities traded on a recognized securities exchange (e.g., NYSE), on separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (each, an “Exchange”) are valued using information obtained via independent pricing services, generally at the closing price on the Exchange on which the security is primarily traded, or if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the Fund’s assets or liabilities are valued. However, under certain circumstances, other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by the Fund on a day on which the Fund values such security, the prior day’s price will be used, unless, in accordance with valuation procedures approved by the Board (the “Valuation Procedures”), the Adviser determines in good faith that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a Fair Value Asset (as defined below).

Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for an exchange traded equity option held by the Fund on a day on which the Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no such bid or ask price is available on a day on which the Fund values such option, the prior day’s price will be used, unless the Adviser determines in good faith that such prior day’s price no longer reflects the fair value of the option, in which case such option will be treated as a Fair Value Asset (as defined below). OTC derivatives are valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with the Valuation Procedures. OTC derivatives may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the Valuation Procedures.

Underlying Funds. Shares of underlying ETFs will be valued at their most recent closing price on an Exchange. Shares of underlying money market funds will be valued at their NAV.

General Valuation Information. The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investment may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

All cash, receivables and current payables are carried on the Fund’s books at their face value.

Prices obtained from independent third-party pricing services, broker-dealers or market makers to value the Fund’s securities and other assets and liabilities are based on information available at the time the Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the Fund valued such security or other asset or liability, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.

Certain of the securities acquired by the Fund may be traded on foreign exchanges or OTC markets on days on which the Fund’s NAV is not calculated. In such cases, the NAV of the Fund’s shares may be significantly affected on days when Authorized Participants can neither purchase nor redeem shares of the Fund.

Generally, trading in non-U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.

Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used in the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.

Fair Value. When market quotations are not readily available or are believed in good faith by the Adviser to be unreliable, the Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by the Adviser in accordance with the Valuation Procedures. the Adviser may reasonably conclude that a market quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its complete lack of trading, if the Adviser believes in good faith that a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), or where the security or other asset or liability is only thinly-traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if the Adviser determines, in its reasonable business judgment, that an event has occurred after the close of trading for an asset or liability but prior to or at the time of pricing the Fund’s assets or liabilities, and that the event is likely to cause a material change to the closing market price of the assets or liabilities held by the Fund. Non-U.S. securities whose values are affected by volatility that occurs in the markets or in related or highly correlated assets (e.g., ADRs, GDRs or ETFs that invest in components of the Underlying Index) on a trading day after the close of non-U.S. securities markets may be fair valued. On any day the NYSE is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that the Adviser is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset.

the Adviser will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to the Trust’s Valuation Committee. The Valuation Committee may accept, modify or reject any recommendations. In addition, the Fund’s accounting agent periodically endeavors to confirm the prices it receives from all third-party pricing services, index providers and broker-dealers, and, with the assistance of the Adviser, to regularly evaluate the values assigned to the securities and other assets and liabilities of the Fund. The pricing of all Fair Value Assets is subsequently reported to and, where appropriate, ratified by the Board.

When determining the price for a Fair Value Asset, the Valuation Committee will seek to determine the price that the Fund might reasonably expect to receive upon the current sale of that asset or liability in an arm’s-length transaction on the date on which the assets or liabilities are being valued, and does not seek to determine the price that the Fund might expect to receive for selling the asset, or the cost of extinguishing a liability, at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that the Valuation Committee deems relevant at the time of the determination, and may be based on analytical values determined by using proprietary or third-party valuation models.

Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an asset, one or more of a variety of fair valuation methodologies may be used (depending on certain factors, including the asset type). For example, the asset may be priced on the basis of the original cost of the investment or, alternatively, using proprietary or third-party models (including models that rely upon direct portfolio management pricing inputs and which reflect the significance attributed to the various factors and assumptions being considered). Prices of actual, executed or historical transactions in the relevant asset and/or liability (or related or comparable assets and/or liabilities) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar assets and/or liabilities, may also be used as a basis for establishing the fair value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements. Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving. Such changes may adversely affect the Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities to the extent such rules become more stringent would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to the Fund’s inability to obtain a third-party determination of fair market value.

Taxation

Set forth below is a discussion of certain U.S. federal income tax considerations affecting the Fund and the purchase, ownership and disposition of Shares. It is based upon the Code, the regulations promulgated thereunder, judicial authorities, and administrative rulings and practices as in effect as of the date of this SAI, all of which are subject to change, possibly with retroactive effect. The following information supplements should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions, and Taxes”.

This summary assumes that the Fund shareholder holds Shares as capital assets within the meaning of the Code, and does not hold Shares in connection with a trade or business. This summary does not address the potential U.S. federal income tax considerations possibly applicable to an investment in Shares to Fund shareholders holding Shares through a partnership (or other pass-through entity) or to Fund shareholders subject to special tax rules. Prospective Fund shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local, and foreign tax consequences of investing in Shares based on their particular circumstances.

The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (“IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Tax Treatment of the Fund

In General. The Fund intends to qualify and elect to be treated as a RIC under the Code. To qualify and maintain its tax status as a RIC, the Fund must meet annually certain income and asset diversification requirements and must distribute annually at least the sum of ninety percent (90%) of its “investment company taxable income” (which includes dividends, interest, and net short-term capital gains) and ninety percent (90%) of its net exempt interest income. As a RIC, the Fund generally will not have to pay corporate-level federal income taxes on any ordinary income or capital gains that it distributes to its shareholders.

With respect to some or all of its investments, the Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if the Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include as interest income a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the “wash sale” rules, the Fund may not be able to deduct a loss on a disposition of a portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the cash assets of the Fund or by selling portfolio securities. The Fund may realize gains or losses from such sales, in which event the Fund’s shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

The Fund will be subject to a four percent (4%) excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October 31 of such year, as well as 100% of any previously distributed income from prior years. The Fund intends to make distributions necessary to avoid the 4% excise tax.

Failure to Maintain RIC Status. If the Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Code), the Fund will be subject to regular corporate-level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to the Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. Distributions from a non-qualifying Fund’s earnings and profits will be taxable to the Fund’s shareholders as regular dividends, possibly eligible for (1) in the case of an individual Fund shareholder, treatment as a qualifying dividend (as discussed below) subject to tax at preferential capital gains rates or (2) in the case of a corporate Fund shareholder, a dividends-received deduction.

PFIC Investments. The Fund may purchase shares in a foreign corporation treated as a “passive foreign investment company” (“PFIC”) for federal income tax purposes. As a result, the Fund may be subject to federal income tax (plus charges in the nature of interest on previously-deferred income taxes on the PFIC’s income) on “excess distributions” made on or gain from a sale (or other disposition) of the PFIC shares even if the Fund distributes the excess distributions to its shareholders.

In lieu of the income tax and deferred tax interest charges on excess distributions on and dispositions of a PFIC’s shares, the Fund can elect to treat the PFIC as a “qualified electing fund”, provided that the PFIC agrees to provide the Fund with adequate information regarding its annual results and other aspects of its operations. With a “qualified electing fund” election in place, the Fund must include in its income each year its share (whether distributed or not) of the ordinary earnings and net capital gain of a PFIC.

In the alternative, the Fund can elect to mark-to-market at the end of each taxable year its PFIC shares. The Fund would recognize as ordinary income any increase in the value of the PFIC shares and as an ordinary loss (up to any prior income resulting from the mark-to-market election) any decrease in the value of the PFIC shares.

With a “mark-to-market” or “qualified election fund” election in place on a PFIC, the Fund might be required to recognize in a year income in excess of its actual distributions on and proceeds from dispositions of the PFIC’s shares. Any such income would be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax (described above).

Futures Contracts. The Fund may be required to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts. In addition, the Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund. Any income from futures contracts would be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax (described above).

Foreign Currency Transactions. Gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income, expenses, or other items denominated in a foreign currency and the time the Fund actually collects or pays such items are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Special or Uncertain Tax Consequences. The Fund’s investment or other activities could be subject to special and complex tax rules that may produce differing tax consequences, such as disallowing or limiting the use of losses or deductions (such as the “wash sale” rules), causing the recognition of income or gain without a corresponding receipt of cash, affecting the time as to when a purchase or sale of stock or securities is deemed to occur, or altering the characterization of certain complex financial transactions. The Fund will monitor its investment activities for any adverse effects that may result from these special tax rules.

The Fund may engage in investment or other activities the treatment of which may not be clear or may be subject to recharacterization by the IRS. In particular, the tax treatment of swaps and other derivatives and income from foreign currency transactions is unclear for purposes of determining the Fund’s status as a RIC. If a final determination on the tax treatment of the Fund’s investment or other activities differs from the Fund’s original expectations, the final determination could adversely affect the Fund’s status as a RIC or the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell assets, alter its portfolio or take other action in order to comply with the final determination.

Tax Treatment of Fund Shareholders

Fund Distributions. In general, Fund distributions are subject to federal income tax when paid, regardless of whether they consist of cash or property or are reinvested in Shares. However, any Fund distribution declared in October, November, or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of the Fund’s net investment income (other than, as discussed below, qualifying dividend income) and net short-term capital gains are taxable as ordinary income to the extent of the Fund’s current or accumulated earnings and profits. Distributions of the Fund’s net long-term capital gains in excess of net short-term capital losses are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, regardless of the Fund shareholder’s holding period in the Fund’s Shares. Distributions of qualifying dividend income are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to its dividend-paying stocks. To the extent that the Fund makes a distribution of income received by such Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

The Fund intends to distribute its long-term capital gains at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, the Fund may elect to retain some or all of its long-term capital gains and designate the retained amount as a “deemed distribution”. In that event, the Fund pays income tax on the retained long-term capital gain, and each Fund shareholder recognizes a proportionate share of the Fund’s undistributed long-term capital gain. In addition, each Fund shareholder can claim a refundable tax credit for the shareholder’s proportionate share of the Fund’s income taxes paid on the undistributed long-term capital gain and increase the tax basis of the Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed long-term capital gains, reduced by the amount of the shareholder’s tax credit.

Long-term capital gains of non-corporate Fund shareholders (i.e., individuals, trusts, and estates) are taxed at a maximum rate of 20%.

In addition, high-income individuals (and certain trusts and estates) will be subject to a 3.8% Medicare tax on net investment income (which generally includes all Fund distributions and gains from the sale of Shares) in addition to otherwise applicable federal income tax. Please consult your tax adviser regarding this tax.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Sales of Shares. Any capital gain or loss realized upon a sale of Shares is treated generally as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale of Shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares.

In-Kind Creation Unit Issues and Redemptions. On an issue of Shares as part of a Creation Unit made by means of an in-kind deposit, an Authorized Participant recognizes capital gain or loss equal to the difference between (1) the fair market where the creation is conducted in-kind by deposit of Deposit Securities value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (2) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind by a payment of Fund Securities, an Authorized Participant recognizes capital gain or loss equal to the difference between (1) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (2) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on an issue or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss recognized on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares.

The Fund may be subject to foreign income taxes and may be able to elect to pass-along such credit to its shareholders. If this election is available and the Fund elects such treatment, the amount of such credit will be treated as an additional distribution by the Fund and, subject to various limitations of the Code, its shareholders will be entitled to claim a foreign tax credit to offset their tax liability. Please consult your tax adviser regarding whether you will be able to use such credit against your tax liability.

Back-Up Withholding. The Fund may be required to report certain information on the Fund shareholder to the IRS and withhold federal income tax (“backup withholding”) at a 24% rate from all taxable distributions and redemption proceeds payable to the Fund shareholder if the Fund shareholder fails to provide the Fund with a correct taxpayer identification number (or, in the case of a U.S. individual, a social security number) or a completed exemption certificate (e.g., an IRS Form W-8BEN or W- 8BEN-E, as applicable, in the case of a foreign Fund shareholder) or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against the Fund shareholder’s federal income tax liability.

Tax Shelter Reporting Regulations. If the Fund shareholder recognizes a loss with respect to Shares of $2 million or more for an individual Fund shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater loss over a combination of years), the Fund shareholder may be required file a disclosure statement with the IRS. Significant penalties may be imposed upon the failure to comply with these reporting rules.

Special Issues for Foreign Shareholders

In general, if the Fund shareholder is not a U.S. citizen or resident or if the Fund shareholder is a foreign entity, the Fund’s ordinary income dividends (including distributions of other amounts that would not be subject to U.S. withholding tax if paid directly to foreign Fund shareholders) will be subject, in general, to withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty). However interest-related dividends and short-term capital gain dividends generally will not be subject to withholding tax; provided that the foreign Fund shareholder furnishes the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the Fund shareholder’s status as foreign and that the Fund does not have actual knowledge or reason to know that the foreign Fund shareholder would be subject to withholding tax if the foreign Fund shareholder were to receive the related amounts directly rather than as dividends from the Fund.

Under current law, gain on a sale of Shares or an exchange of such Shares will be exempt from U.S. federal income tax (including withholding at the source) unless (1) in the case of an individual foreign Fund shareholder, the Fund shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or (2) at any time during the shorter of the period during which the foreign Fund shareholder held such Shares of the Fund and the five-year period ending on the date of the disposition of those shares, the Fund was a “U.S. real property holding corporation” (as defined below), and the foreign Fund shareholder actually or constructively held more than 5% of the Shares. In the case of a disposition described in clause (2) of the preceding sentence, the gain would be taxed in the same manner as for a domestic Fund shareholder and in certain cases will be collected through withholding at the source in an amount equal to 15% of the sales proceeds.

Unless treated as a “domestically-controlled” RIC, the Fund will be a “U.S. real property holding corporation” if the fair market value of its U.S. real property interests (which includes shares of U.S. real property holding corporations and certain participating debt securities) equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. A “domestically controlled” RIC is any RIC in which at all times during the relevant testing period 50% or more in value of the RIC’s stock was owned by U.S. persons.

Under the Foreign Account Tax Compliance Act (i.e., FATCA), foreign shareholders will be subject to U.S. withholding tax of 30 percent on all U.S. source income (including all dividends from the Fund), and beginning in 2019, on gross proceeds from the sale of U.S. stocks and securities (including the sale of Shares), unless they comply with certain reporting requirements. Complying with such requirements will require the shareholder to provide and certify certain information about itself and (where applicable) its beneficial owners, and foreign financial institutions generally will be required to enter in an agreement with the U.S. Internal Revenue Service or tax authority in the institution’s own country to provide certain information regarding such shareholder’s account holders. Please consult your tax adviser regarding this tax.

To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through withholding, a foreign Fund shareholder must obtain a U.S. taxpayer identification number and file a federal income tax return even if the foreign Fund shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a U.S. income tax return.

The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including consequences under state, local and non-U.S. tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Miscellaneous Information

The Fund relies on the services of the Adviser, Subadviser and its other service providers, including the Distributor, administrator, custodian and transfer agent. Further information about the duties and roles of these service providers is set out in this SAI. Investors who acquire shares of the Fund are not parties to the relevant agreement with these service providers and do not have express contractual rights against the Fund or its service providers, except certain institutional investors that are Authorized Participants may have certain express contractual rights with respect to the Distributor under the terms of the relevant authorized participant agreement and as otherwise required by law.

The Fund is not sponsored, endorsed, sold, or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objective. The NYSE Arca has no obligation or liability in connection with the administration, marketing, or trading of the Fund.

For purposes of the 1940 Act, the Fund is a registered investment company, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond those limitations.

Appendix A - Proxy Voting Policy and Proxy Voting Guidelines

The Adviser exercises its proxy voting rights with regard to the holdings in the Fund’s investment portfolio with the goals of maximizing the value of the Fund’s investments, promoting accountability of a company’s management and board of directors (collectively, the “Management”) to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations.

The Adviser seeks to avoid material conflicts of interest through its use of a third party proxy services vendor (the “Proxy Vendor”), which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. The Adviser engages a third party as an independent fiduciary to vote all proxies for the Fund.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines. Proposals that cannot be categorized under the Voting Guidelines will be referred to the Portfolio Oversight Committee for discussion and vote. Additionally, the Portfolio Oversight Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the Adviser weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

1

Appendix B - Regular Holidays and Redemptions

The Fund generally intends to effect deliveries of Creation Units and Deposit Securities on a basis of “T” plus two business days. The Fund may effect deliveries of Creation Units and Deposit Securities on a basis other than T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Fund to effect in-kind creations and redemptions within two business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays, but not more than fifteen calendar days. In the event that a delay in a redemption settlement cycle will extend to more than fifteen calendar days, the Fund will effect a cash-in-lieu redemption to the extent necessary. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring Deposit Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances.

The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates of the Regular Holidays in calendar year 2019 are:

Argentina:
January 1	April 18	June 20	October 20
March 4	April 19	July 8	November 18
March 5	May 1	July 9	December 8
March 24	May 25	August 19	December 25
April 2	June 17	October 14

Australia:
January 1	April 22	August 5	December 25
January 28	April 25	October 7
April 19	May 6	November 5

Austria:
January 1	May 30	August 15	December 8
January 6	June 10	October 26	December 25
April 22	June 20	November 1	December 26
May 1

1

Belgium:
January 1	May 30	August 15	December 25
April 22	June 10	November 1
May 1	July 21	November 11

Brazil:
January 1	March 6	June 20	November 2
January 25	April 19	July 9	November 15
March 4	April 21	September 7	December 25
March 5	May 1	October 12

Canada:
January 1	April 19	July 1	November 11
February 11	April 22	August 5	December 25
February 18	May 20	September 2	December 26
February 19	June 21	October 14

Chile:
January 1	May 21	September 18	December 8
April 19	July 1	September 19	December 25
April 20	July 16	October 14
May 1	August 15	November 1

China:
January 1	February 9	September 13	October 4
February 4	February 10	September 30	October 7
February 5	April 5	October 1
February 6	May 1	October 2
February 7	June 7	October 3

Colombia:
January 1	May 1	August 7	December 8
January 7	June 3	August 19	December 25
March 25	June 24	October 14
April 18	July 1	November 4
April 19	July 20	November 11

Czech Republic:
January 1	May 8	October 28	December 26
April 19	July 5	November 17
April 22	July 6	December 24
May 1	September 28	December 25

Denmark:
January 1	April 22	June 5	December 25
April 18	May 17	June 10	December 26
April 19	May 30	December 24	December 31

2

Egypt:
January 7	May 1	July 23	September 1
January 25	June 5	August 12	October 6
April 25	June 6	August 13	November 10
April 28	June 7	August 14
Egypt markets closed on Fridays.

Finland:
January 1	April 22	December 6	December 26
January 6	May 1	December 24
April 19	May 30	December 25

France:
January 1	May 8	July 14	November 11
April 22	May 30	August 15	December 25
May 1	June 10	November 1	December 26

Germany:
January 1	May 1	October 3
April 9	May 30	December 25
April 22	June 10	December 26

Greece:
January 1	March 25	May 1	October 28
January 6	April 26	June 17	December 25
March 11	April 29	August 15	December 26

Hong Kong:
January 1	April 5	May 13	October 7
February 4	April 19	June 7	December 25
February 5	April 20	July 1	December 26
February 6	April 22	September 14
February 7	May 1	October 1

Hungary:
January 1	May 1	August 20	December 26
March 15	June 9	October 23
April 19	June 10	November 1
April 22	August 19	December 25

India:
January 26	March 21	August 15
February 19	April 19	October 2
March 4	May 1	December 25

3

Indonesia:
January 1	April 19	June 1	August 17
February 5	May 1	June 5	September 1
March 7	May 19	June 6	November 10
April 3	May 30	August 12	December 25

Ireland:
January 1	April 22	August 5	December 26
March 18	May 6	October 28	December 27
April 19	June 3	December 25

Israel:
March 21	May 9	September 30	October 14
April 21	June 10	October 1	October 22
April 27	August 11	October 9
The Israeli market is closed every Friday.

Italy:
January 1	April 22	June 2	December 8
January 6	April 25	August 15	December 25
April 19	May 1	November 1	December 26

Japan:
January 1	March 21	July 15	November 4
January 2	April 19	August 12	November 25
January 3	May 3	September 16	December 23
January 14	May 4	September 23
February 11	May 6	October 14

Malaysia:
January 1	March 1	June 5	September 9
January 21	March 19	June 6	September 16
February 1	March 22	August 12	November 10
February 5	May 1	August 31	December 25
February 6	May 19	September 1

Mexico:
January 1	April 18	May 5	December 12
February 4	April 19	September 16	December 25
March 18	May 1	November 18

Morocco:
January 1	July 29	August 20	November 6
January 11	August 12	August 21	November 10
May 1	August 14	September 1	November 18

Netherlands:
January 1	April 27	May 30	December 26
April 19	May 4	June 10
April 22	May 5	December 25

4

New Zealand:
January 1	April 19	June 3	December 26
January 2	April 22	October 28
February 6	April 25	December 25

Nigeria:
January 1	April 22	June 5	December 25
March 8	May 1	August 12	December 26
April 19	May 29	October 1

Norway:
January 1	April 22	May 30	December 25
April 18	May 1	June 10	December 26
April 19	May 17	December 24

Peru:
January 1	May 1	July 29	November 1
April 18	June 29	August 30	December 8
April 19	July 28	October 8	December 25

Philippines:
January 1	April 19	August 12	December 24
February 5	May 1	August 21	December 25
April 9	June 5	August 26	December 30
April 18	June 12	November 1	December 31

Poland:
January 1	May 1	August 15	December 25
January 6	May 3	November 1	December 26
April 22	June 20	November 11

Portugal:
January 1	May 1	August 15	December 1
April 19	June 10	October 5	December 8
April 25	June 20	November 1	December 25

Russia:
January 1	January 4	March 8	June 12
January 2	January 7	May 1	November 4
January 3	February 23	May 9

Saudi Arabia:
Information not available as of the date of this Registration Statement. The Saudi Arabia Market is closed on Fridays.

5

Singapore:
January 1	April 19	June 5	October 27
February 5	May 1	August 9	December 25
February 6	May 19	August 12

South Africa:
January 1	April 22	June 17	December 16
March 21	April 27	August 9	December 25
April 19	May 1	September 24	December 26

South Korea:
January 1	May 1	June 13	September 26
February 4	May 5	August 15	October 3
February 5	May 7	September 23	October 9
February 6	May 22	September 24	December 25
March 1	June 6	September 25

Spain:
January 1	April 22	September 11	December 8
January 6	May 1	October 12	December 25
April 18	July 25	November 1
April 19	August 15	December 6

Sweden:
January 1	May 1	June 22	December 26
January 6	May 30	November 2	December 31
April 19	June 6	December 24
April 22	June 21	December 25

Switzerland:
January 1	April 22	August 1
January 2	May 30	December 25
April 19	June 10	December 26

Taiwan:
January 1	February 7	February 23	April 5
February 4	February 8	February 28	June 7
February 5	February 9	March 1	September 13
February 6	February 19	April 4	October 10

Thailand:
January 1	April 15	July 17	December 10
February 19	April 16	July 29	December 31
April 8	April 17	October 14
April 13	May 1	October 23
April 14	May 19	December 5

6

Turkey:
January 1	May 19	August 13	August 30
April 23	June 5	August 14	October 29
May 1	August 12	August 15

United Kingdom:
January 1	May 6	August 6
April 19	May 27	December 25
April 22	August 5	December 26

Vietnam:
January 1	February 6	April 15	September 2
February 4	February 7	April 30
February 5	February 8	May 1

Redemptions:  The longest redemption cycle for the Fund is a function of the longest redemption cycle among the countries and regions whose securities comprise the Fund. In the calendar year 2019 (the only year for which holidays are known at the time of this filing), the dates of regular holidays affecting the following securities markets present the worst-case redemption cycles* for the Fund as follows:

Australia:

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/15/2019	4/23/2019	8
4/16/2019	4/24/2019	8
4/17/2019	4/26/2019	9
4/18/2019	4/29/2019	11

Brazil:

Redemption Request Date	Redemption Settlement Date	Settlement Period
2/27/2019	3/7/2019	8
2/28/2019	3/8/2019	8
3/1/2019	3/11/2019	10

China:

Redemption Request Date	Redemption Settlement Date	Settlement Period
1/30/2019	2/11/2019	12
1/31/2019	2/12/2019	12
2/1/2019	2/13/2019	12

7

Czech Republic:

Redemption Request Date	Redemption Settlement Date	Settlement Period
1/30/2019	2/11/2019	12
1/31/2019	2/12/2019	12
2/1/2019	2/13/2019	12
2/4/2019	2/13/2019	9
2/5/2019	2/13/2019	8
9/25/2019	10/8/2019	13
9/26/2019	10/8/2019	12
9/27/2019	10/9/2019	12

Egypt:

Redemption Request Date	Redemption Settlement Date	Settlement Period
8/7/2019	8/19/2019	12
8/8/2019	8/20/2019	12
8/9/2019	8/20/2019	11

Finland:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/23/2019	12/31/2019	8

Hong Kong:

Redemption Request Date	Redemption Settlement Date	Settlement Period
1/31/2019	2/8/2019	8
2/1/2019	2/11/2019	10

Israel:

Redemption Request Date	Redemption Settlement Date	Settlement Period
10/7/2019	10/15/2019	8

Japan:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/26/2018	1/4/2019	9
12/27/2018	1/7/2019	11
12/28/2018	1/8/2019	11

Malaysia:

Redemption Request Date	Redemption Settlement Date	Settlement Period
1/30/2019	2/7/2019	8
1/31/2019	2/8/2019	8

8

Morocco:

Redemption Request Date	Redemption Settlement Date	Settlement Period
8/9/2019	8/19/2019	10
5/30/2019	6/10/2019	10

Russia:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/31/2018	1/8/2019	8

South Africa:

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/12/2019	2/23/2019	11
4/15/2019	4/24/2019	9
4/16/2019	4/25/2019	9
4/17/2019	4/26/2019	9
4/18/2019	4/29/2019	11
4/19/2019	4/29/2019	10
12/19/2019	12/30/2019	11
12/20/2019	12/31/2019	11
12/23/2019	1/1/2020	9
12/24/2019	1/2/2020	9

 South Korea:

Redemption Request Date	Redemption Settlement Date	Settlement Period
2/1/2019	2/13/2019	12
2/4/2019	2/13/2019	9
2/5/2019	2/12/2019	8
9/20/2019	9/30/2019	10

Taiwan:

Redemption Request Date	Redemption Settlement Date	Settlement Period
1/31/2019	2/11/2019	11
2/1/2019	2/11/2019	10

Turkey:

Redemption Request Date	Redemption Settlement Date	Settlement Period
5/31/2019	6/10/2019	10

Vietnam:

Redemption Request Date	Redemption Settlement Date	Settlement Period
1/31/2019	2/11/2019	11
2/1/2019	2/12/2019	11
2/4/2019	2/12/2019	8

*These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

9

Appendix C - Financial Statement

[To Come]

1

PART C
OTHER INFORMATION

Item 28.		Exhibits

(a)		Declaration of Trust of the Registrant

(b)		By-laws of the Registrant

(c)
Instruments defining rights of security holders with respect to the Registrant are contained in the Declaration of Trust and By-Laws, which are incorporated by reference to Exhibits (a) and (b) of Item 28 of Part C herewith.

(d)	(1)	Investment Advisory Agreement between the Trust and ProcureAM, LLC (the “Adviser”)*

	(2)	Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (the “Subadviser”)*

(e)	(1)	Distribution Agreement*

	(2)	Form of Authorized Participant Agreement *

(f)		Not applicable.

(g)		Custody Agreement*

(h)	(1)	Transfer Agent Servicing Agreement *

	(2)	Fund Administration Servicing Agreement*

	(3)	Fund Accounting Servicing Agreement *

	(4)	Sublicense Agreement between the Trust and the Adviser*

(i)		Opinion of Legal Counsel*

(j)		Consent of Independent Registered Public Accounting Firm*

(k)		Not applicable.

(l)		Letter of Investment Intent*

(m)		Distribution and Service Plan*

(n)		Not applicable.

(o)		Reserved.

(p)	(1)	Code of Ethics of the Trust*

	(2)	Code of Ethics of the Adviser*

	(3)	Code of Ethics of the Subadviser*

*To be filed by amendment.

1

Item 29. Persons Controlled by or under Common Control with Registrant

None.

Item 30. Indemnification

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

See “Management” in the Prospectus and “Management” and “Investment Advisory and Subadvisory Services” in the Statement of Additional Information for information regarding the business of the Adviser and the Subadviser.

For information as to the business, profession, vocation and employment of a substantial nature of each of the partners and officers of the Adviser, reference is made to the Adviser’s current Form ADV (File No. 801-114640) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

For information as to the business, profession, vocation and employment of a substantial nature of each of the partners and officers of the Subadviser, reference is made to the Subadviser’s current Form ADV (File No. 801-80466) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

2

Item 32. Principal Underwriters

The principal underwriter for the Registrant is Quasar Distributors, LLC (“Quasar”), which acts as distributor for the Registrant and the following other funds:

1.
Academy Funds Trust
2.
Advisors Series Trust
3.
Aegis Funds
4.
Allied Asset Advisors Funds
5.
Alpha Architect ETF Trust
6.
Alpine Equity Trust
7.
Alpine Income Trust
8.
Alpine Series Trust
9.
Amplify ETF Trust
10.
Angel Oak Funds Trust
11.
Barrett Opportunity Fund, Inc.
12.
Bridge Builder Trust
13.
Bridges Investment Fund, Inc.
14.
Brookfield Investment Funds
15.
Brown Advisory Funds
16.
Buffalo Funds
17.
CG Funds Trust
18.
DoubleLine Funds Trust
19.
ETF Series Solutions
20.
Evermore Funds Trust
21.
First American Funds, Inc.
22.
FundX Investment Trust
23.
Glenmede Fund, Inc.
24.
Glenmede Portfolios
25.
GoodHaven Funds Trust
26.
Greenspring Fund, Inc.
27.
Guinness Atkinson Funds
28.
Harding Loevner Funds, Inc.
29.
Hennessy Funds Trust
30.
Horizon Funds
31.
Hotchkis & Wiley Funds
32.
Intrepid Capital Management Funds Trust
33.
IronBridge Funds, Inc.
34.
Jacob Funds, Inc.
35.
Jensen Portfolio, Inc.
36.
Kirr Marbach Partners Funds, Inc.
37.
LKCM Funds
38.
LoCorr Investment Trust
39.
Lord Asset Management Trust
40.
MainGate Trust
41.
Managed Portfolio Series
42.
Manager Directed Portfolios
43.
Matrix Advisors Value Fund, Inc.
44.
Merger Fund
45.
Monetta Trust
46.
Nicholas Equity Income Fund, Inc.
47.
Nicholas Family of Funds, Inc.
48.
Oaktree Funds
49.
Permanent Portfolio Family of Funds, Inc.

3

50.
Perritt Funds, Inc.
51.
PRIMECAP Odyssey Funds
52.
Professionally Managed Portfolios
53.
Prospector Funds, Inc.
54.
Provident Mutual Funds, Inc.
55.
Rainier Investment Management Mutual Funds
56.
RBB Fund, Inc.
57.
RBC Funds Trust
58.
Series Portfolio Trust
59.
Sims Total Return Fund, Inc.
60.
Stone Ridge Trust
61.
Stone Ridge Trust II
62.
Stone Ridge Trust III
63.
Stone Ridge Trust V
64.
Thompson IM Funds, Inc.
65.
TIGERSHARES Trust
66.
TrimTabs ETF Trust
67.
Trust for Professional Managers
68.
Trust for Advised Portfolios
69.
USA Mutuals
70.
Wall Street EWM Funds Trust
71.
Westchester Capital Funds
72.
Wisconsin Capital Funds, Inc.
73.
YCG Funds

Item 32(b)
The following are the directors and executive officers of Quasar, the Registrant’s underwriter.

Name	Position with Underwriter	Position with Registrant
Teresa Cowan (1)	President, Board Member and Board Chairperson	None
Andrew M. Strnad (2)	Vice President and Secretary	None
Joseph C. Neuberger (1)	Board Member	None
Anita M. Zagrodnik (1)	Board Member	None
Stephanie J. Fisher (1)	Board Member	None
Susan LaFond (1)	Vice President, Treasurer and Co-Chief Compliance Officer	None
Peter A. Hovel (1)	Chief Financial Officer	None
Jennifer Brunner (1)	Vice-President and Co-Chief Compliance Officer	None
Brett Scribner (3)	Assistant Treasurer	None
Thomas A. Wolden (3)	Assistant Treasurer	None

(1)
This individual is located at 777 East Wisconsin Avenue, 6th Floor, Milwaukee, WI, 53202.
(2)
This individual is located at 6602 East 75th Street, Indianapolis, IN, 46250.
(3)
This individual is located at 800 Nicollet Mall, Minneapolis, MN, 55402.

(c)
Not applicable.

4

Item 33. Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules thereunder are maintained at:

Adviser:	ProcureAM, LLC 16 Firebush Road Levittown, PA 19056

Subadviser:	Penserra Capital Management LLC 4 Orinda Way, 100A Orinda, CA 94563

Administrator:	U.S. Bancorp Fund Services LLC 615 East Michigan Street Milwaukee, WI 53202

Distributor:	Quasar Distributors LLC 777 E Wisconsin Avenue Milwaukee, WI 53202

Custodian	U.S. Bancorp Fund Services LLC 615 East Michigan Street Milwaukee, WI 53202

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

5

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Registrant has duly caused this amendment to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Levittown, State of Pennsylvania on this 17th day of June 2019.

Procure ETF Trust I

By:	/s/ Robert Tull
Robert Tull
President

Pursuant to the requirements of the Securities Act this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Tull	Trustee and President	June 17, 2019
Robert Tull

/s/ Adrienne Binik-Chanin	Treasurer, Chief Financial Officer and Principal Accounting	June 17, 2019
Adrienne Binik-Chanin	Officer

6

EXHIBIT INDEX

Exhibit No.

(a)	Declaration of Trust of the Registrant
(b)	Bylaws of the Registrant

7